UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance
Limited Duration Income
Fund (EVV)
Semi-Annual Report
September 30, 2025

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report September 30, 2025
Eaton Vance
Limited Duration Income Fund

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Performance

Portfolio Manager(s) Catherine C. McDermott, Andrew Szczurowski, CFA, Tara O'Brien, Bo Hunt and Justin H. Bourgette
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	05/30/2003	6.11%	6.99%	5.60%	5.62%
Fund at Market Price	—	6.18	5.47	8.04	6.95

Bloomberg U.S. Aggregate Bond Index	—	3.26%	2.88%	(0.45)%	1.84%
Blended Index	—	4.56	5.80	4.05	4.26
% Premium/Discount to NAV[3]
As of period end	(3.88)%
Distributions [4]
Total Distributions per share for the period	$0.44
Distribution Rate at NAV	8.40%
Distribution Rate at Market Price	8.74
% Total Leverage[5]
Auction Preferred Shares (APS)	10.72%
Borrowings	28.42
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Fund Profile

Asset Allocation (% of total investments)[1]
Footnotes:
[1]	Including the Fund’s use of leverage, Asset Allocation as a percentage of the Fund's net assets amounted to 172.0%.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities.The Blended Index consists of 33.33% Morningstar® LSTA® US Leveraged Loan IndexSM, 33.33% ICE BofA Single-B U.S. High Yield Index and 33.34% ICE BofA U.S. Mortgage-Backed Securities Index, rebalanced monthly. Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. ICE BofA Single-B U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds with a credit quality rating of B. ICE BofA U.S. Mortgage-Backed Securities Index is an unmanaged index of fixed rate residential mortgage pass-through securities issued by U.S. agencies. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the ten-year period is the impact of the 2018 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 92% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower. Pursuant to the Fund’s Dividend Reinvestment Plan, if the NAV per share on the distribution payment date is equal to or less than the market price per share plus estimated brokerage commissions, then new shares are issued. The number of shares shall be determined by the greater of the NAV per share or 95% of the market price. Otherwise, shares generally are purchased on the open market by the Plan’s agent.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions in any period may be more or less than the net return earned by the Fund on its investments, and therefore should not be used as a measure of performance or confused with “yield” or “income.” Distributions in excess of Fund returns may include a return of capital which, over time, will cause the Fund’s net assets and net asset value per share to erode. When the Fund’s distributions include amounts from sources other than net investment income, shareholders are notified. The final determination of the tax characteristics of Fund distributions will occur after the end of the year, at which time that determination will be reported to shareholders.
[5]	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 9.6%
Security	Principal Amount (000's omitted)	Value
Aimco CLO 11 Ltd., Series 2020-11A, Class D1R2, 7.272%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	$3,000	$ 3,019,137
Babson CLO Ltd., Series 2022-4A, Class D1R, 7.576%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	2,000	2,014,744
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 7.368%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	2,000	2,014,178
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 8.818%, (3 mo. SOFR + 4.50%), 7/15/37(1)(2)	1,000	1,008,946
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.329%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	4,500	4,527,247
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 9.225%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	2,000	2,005,092
Benefit Street Partners CLO XXXII Ltd.:
Series 2023-32A, Class D, 8.569%, (3 mo. SOFR + 4.25%), 10/25/36(1)(2)	3,000	3,012,198
Series 2023-32A, Class E, 11.669%, (3 mo. SOFR + 7.35%), 10/25/36(1)(2)	2,000	2,010,000
BlueMountain CLO Ltd.:
Series 2016-3A, Class ER, 10.423%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	2,000	1,973,776
Series 2018-1A, Class E, 10.522%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	1,000	911,240
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.427%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	985,284
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.717%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	2,500	2,506,308
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 11.018%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,970,676
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.876%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	998,980
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.926%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,026,358
Bryant Park Funding Ltd., Series 2023-21A, Class D, 9.779%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,000	3,000,150
Canyon Capital CLO Ltd., Series 2016-2A, Class ER, 10.579%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	3,350	3,300,420
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 11.287%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	1,003,455
Carlyle U.S. CLO Ltd.:
Series 2022-6A, Class DR, 9.069%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	5,400	5,444,096
Series 2022-6A, Class ER, 12.219%, (3 mo. SOFR + 7.90%), 10/25/36(1)(2)	2,000	2,021,228
Dryden 41 Senior Loan Fund, Series 2015-41A, Class ER, 9.879%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	2,000	1,914,724
Security	Principal Amount (000's omitted)	Value
Dryden 42 Senior Loan Fund, Series 2016-42A, Class ERR, 10.818%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	$1,000	$ 1,011,319
Elmwood CLO 14 Ltd., Series 2022-1A, Class ER, 9.779%, (3 mo. SOFR + 5.50%), 10/20/38(1)(2)	1,000	1,004,958
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.179%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,023,922
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 8.679%, (3 mo. SOFR + 4.35%), 7/18/37(1)(2)	1,000	1,006,924
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 8.126%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	4,000	4,030,008
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.876%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,009,884
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.319%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	2,000	2,015,708
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 7.568%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,000	3,016,848
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.479%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	3,000	3,025,164
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.918%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	3,000	2,918,856
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.918%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	3,500	3,526,786
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.468%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	1,000	1,001,900
Series 2019-22A, Class DRR, 7.218%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,000	3,004,881
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 9.219%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	2,000	2,005,812
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,104	1,081,287
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 9.026%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	2,000	2,012,498
OCP CLO Ltd.:
Series 2022-24A, Class D2R, 8.726%, (3 mo. SOFR + 4.40%), 10/20/37(1)(2)	1,500	1,516,647
Series 2024-32A, Class D1, 8.069%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	4,000	4,043,504
Octagon 68 Ltd.:
Series 2023-1A, Class D, 8.526%, (3 mo. SOFR + 4.20%), 10/20/36(1)(2)	5,000	5,021,045
Series 2023-1A, Class E, 11.566%, (3 mo. SOFR + 7.24%), 10/20/36(1)(2)	2,000	2,017,188
Palmer Square CLO Ltd.:
Series 2018-1A, Class CR, 8.229%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	3,000	3,024,240
Series 2019-1A, Class ER2, 9.011%, (3 mo. SOFR + 4.90%), 8/14/38(1)(2)	2,000	2,006,848
Series 2023-3A, Class D, 9.026%, (3 mo. SOFR + 4.70%), 1/20/37(1)(2)	3,500	3,540,372
RAD CLO 22 Ltd., Series 2023-22A, Class D, 9.326%, (3 mo. SOFR + 5.00%), 1/20/37(1)(2)	3,000	3,023,130
Sixth Street CLO XXI Ltd., Series 2022-21A, Class D1R, 7.326%, (3 mo. SOFR + 3.00%), 10/21/37(1)(2)	2,000	2,016,832

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 11.357%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	$575	$ 578,424
Voya CLO Ltd.:
Series 2015-3A, Class DR, 10.787%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	3,000	2,895,987
Series 2024-2A, Class D, 7.526%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	2,000	2,006,720
Wellfleet CLO Ltd., Series 2020-1A, Class D, 11.819%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	2,000	1,995,340
Total Asset-Backed Securities (identified cost $117,642,249)		$ 118,051,269

Closed-End Funds — 1.7%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$ 20,791,500
Total Closed-End Funds (identified cost $26,062,179)		$ 20,791,500

Collateralized Mortgage Obligations — 37.7%
Security	Principal Amount (000's omitted)	Value
BofA Lending Facility, 8.24%, (SOFR + 4.00%), 6/16/28(2)	$735	$ 734,832
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	2,459	2,399,631
Champs Trust:
Series 2024-1, Class A, 8.978%, 7/25/59(1)(4)	7,181	7,460,324
Series 2024-2, Class A, 8.741%, 11/25/59(1)(4)	7,853	8,219,618
Series 2025-1, Class A, 8.677%, 4/25/60(1)(4)	10,518	11,021,691
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	63	63,347
Series 2122, Class K, 6.00%, 2/15/29	10	10,333
Series 2130, Class K, 6.00%, 3/15/29	7	7,069
Series 2167, Class BZ, 7.00%, 6/15/29	4	3,801
Series 2182, Class ZB, 8.00%, 9/15/29	68	70,004
Series 2198, Class ZA, 8.50%, 11/15/29	38	38,481
Series 2458, Class ZB, 7.00%, 6/15/32	212	222,344
Series 3762, Class SH, 1.06%, (9.771% - 30-day SOFR Average x 2.00), 11/15/40(5)	328	287,022
Series 4273, Class SP, 0.08%, (11.695% - 30-day SOFR Average x 2.667), 11/15/43(5)	503	430,528
Series 4678, Class PC, 3.00%, 1/15/46	1,814	1,724,405
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(5)	2,047	910,522
Series 5327, Class B, 6.00%, 8/25/53	5,000	5,175,609
Series 5353, Class AZ, 6.50%, 11/25/53	2,265	2,409,815
Series 5410, Class KY, 6.00%, 5/25/54	36,000	37,284,106
Series 5414, Class CZ, 5.50%, 5/25/54	10,808	10,945,786
Series 5424, Class CZ, 6.00%, 6/25/54	16,535	17,120,192
Series 5428, Class Z, 6.00%, 7/25/54	4,311	4,458,858
Series 5429, Class DZ, 6.00%, 7/25/54	3,233	3,353,113
Series 5453, Class DZ, 5.50%, 9/25/54	5,306	5,140,934
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5478, Class SG, 5.927%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(5)	$7,663	$ 8,044,471
Series 5500, Class SC, 7.932%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(5)	7,218	7,981,442
Series 5508, Class AS, 7.932%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	7,200	8,014,928
Series 5508, Class DS, 7.932%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	4,140	4,719,451
Series 5508, Class SC, 7.932%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	9,053	10,249,996
Series 5513, Class MQ, 8.082%, (30-day SOFR Average + 3.95%), 6/25/54(2)	9,119	9,440,622
Series 5516, Class HZ, 6.00%, 3/25/55	10,355	10,890,395
Series 5535, Class MB, 8.382%, (30-day SOFR Average + 4.05%), 5/25/55(2)	3,760	3,876,584
Series 5563, Class TB, 8.082%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(5)	19,500	20,329,772
Series 5563, Class TV, 7.992%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(5)	5,883	6,135,163
Series 5575, Class TA, 8.082%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(5)	11,878	12,421,646
Series 5592, Class TE, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	2,000	2,073,366
Interest Only:(6)
Series 284, Class S6, 1.613%, (5.986% - 30-day SOFR Average), 10/15/42(5)	854	94,458
Series 362, Class C7, 3.50%, 9/15/47	3,633	709,951
Series 362, Class C11, 4.00%, 12/15/47	3,317	724,573
Series 4067, Class JI, 3.50%, 6/15/27	145	2,894
Series 4070, Class S, 1.613%, (5.986% - 30-day SOFR Average), 6/15/32(5)	1,517	89,064
Series 4094, Class CS, 1.513%, (5.886% - 30-day SOFR Average), 8/15/42(5)	420	46,642
Series 4095, Class HS, 1.613%, (5.986% - 30-day SOFR Average), 7/15/32(5)	251	9,229
Series 4109, Class ES, 1.663%, (6.036% - 30-day SOFR Average), 12/15/41(5)	81	9,302
Series 4110, Class SA, 1.163%, (5.536% - 30-day SOFR Average), 9/15/42(5)	1,391	91,489
Series 4149, Class S, 1.763%, (6.136% - 30-day SOFR Average), 1/15/33(5)	833	52,261
Series 4188, Class AI, 3.50%, 4/15/28	76	1,114
Series 4203, Class QS, 1.763%, (6.136% - 30-day SOFR Average), 5/15/43(5)	1,658	127,508
Series 4408, Class IP, 3.50%, 4/15/44	1,182	141,346
Series 4435, Class BI, 3.50%, 7/15/44	2,173	295,960
Series 4629, Class QI, 3.50%, 11/15/46	995	180,359
Series 4644, Class TI, 3.50%, 1/15/45	1,034	130,359
Series 4744, Class IO, 4.00%, 11/15/47	1,713	351,156
Series 4749, Class IL, 4.00%, 12/15/47	763	156,399
Series 4793, Class SD, 1.713%, (6.086% - 30-day SOFR Average), 6/15/48(5)	3,564	457,208
Series 4966, Class SY, 1.58%, (5.936% - 30-day SOFR Average), 4/25/50(5)	9,685	1,365,427
Principal Only:(7)
Series 242, Class PO, 0.00%, 11/15/36	1,393	1,157,160
Series 259, Class PO, 0.00%, 4/15/39	911	739,185
Series 3606, Class PO, 0.00%, 12/15/39	871	696,553
Series 4417, Class KO, 0.00%, 12/15/43	178	127,048
Series 4478, Class PO, 0.00%, 5/15/45	524	393,287

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Series 1996-57, Class Z, 7.00%, 12/25/26	$4	$ 4,431
Series 1997-77, Class Z, 7.00%, 11/18/27	19	19,383
Series 1998-44, Class ZA, 6.50%, 7/20/28	28	28,994
Series 1999-45, Class ZG, 6.50%, 9/25/29	8	8,646
Series 2000-22, Class PN, 6.00%, 7/25/30	140	143,624
Series 2002-21, Class PE, 6.50%, 4/25/32	116	120,154
Series 2005-75, Class CS, 6.318%, (23.742% - 30-day SOFR Average x 4.00), 9/25/35(5)	403	466,592
Series 2007-74, Class AC, 5.00%, 8/25/37	1,437	1,450,200
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	168	164,780
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,257	916,581
Series 2013-6, Class TA, 1.50%, 1/25/43	743	666,491
Series 2013-67, Class NF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 7/25/43(2)	947	907,181
Series 2017-15, Class LE, 3.00%, 6/25/46	330	326,186
Series 2017-48, Class LG, 2.75%, 5/25/47	1,172	1,046,722
Series 2019-29, Class WC, 1.737%, 6/25/48(4)	783	0
Series 2024-90, Class ES, 6.037%, (15.620% - 30-day SOFR Average x 2.20), 10/25/54(5)	9,837	10,667,506
Series 2024-98, Class J, 0.125%, 12/25/53	17,924	15,062,469
Series 2025-85, Class TE, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	5,000	5,178,258
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(5)	7,000	7,011,532
Interest Only:(6)
Series 2011-101, Class IC, 3.50%, 10/25/26	93	420
Series 2011-101, Class IE, 3.50%, 10/25/26	29	140
Series 2012-118, Class IN, 3.50%, 11/25/42	2,363	450,395
Series 2012-124, Class IO, 1.454%, 11/25/42(4)	794	35,984
Series 2012-125, Class IG, 3.50%, 11/25/42	7,427	1,495,685
Series 2012-150, Class SK, 1.68%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,349	158,680
Series 2013-12, Class SP, 1.18%, (5.536% - 30-day SOFR Average), 11/25/41(5)	150	2,483
Series 2013-15, Class DS, 1.73%, (6.086% - 30-day SOFR Average), 3/25/33(5)	2,145	137,918
Series 2013-16, Class SY, 1.68%, (6.036% - 30-day SOFR Average), 3/25/43(5)	747	88,625
Series 2013-64, Class PS, 1.78%, (6.136% - 30-day SOFR Average), 4/25/43(5)	885	74,400
Series 2013-75, Class SC, 1.78%, (6.136% - 30-day SOFR Average), 7/25/42(5)	760	17,120
Series 2014-32, Class EI, 4.00%, 6/25/44	294	54,530
Series 2014-55, Class IN, 3.50%, 7/25/44	572	106,611
Series 2014-89, Class IO, 3.50%, 1/25/45	713	135,157
Series 2015-52, Class MI, 3.50%, 7/25/45	639	120,700
Series 2018-21, Class IO, 3.00%, 4/25/48	3,141	524,617
Series 2019-1, Class AS, 1.53%, (5.886% - 30-day SOFR Average), 2/25/49(5)	5,126	429,502
Series 2019-33, Class SK, 1.58%, (5.936% - 30-day SOFR Average), 7/25/49(5)	3,335	375,100
Series 2020-23, Class SP, 1.58%, (5.936% - 30-day SOFR Average), 2/25/50(5)	2,979	422,813
Principal Only:(7)
Series 379, Class 1, 0.00%, 5/25/37	853	701,595
Series 2006-8, Class WQ, 0.00%, 3/25/36	1,306	1,089,552
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2017-121, Class DF, 4.75%, (1 mo. SOFR + 0.614%), 8/20/47(2)	$2,493	$ 2,432,521
Series 2017-137, Class AF, 4.75%, (1 mo. SOFR + 0.614%), 9/20/47(2)	1,294	1,262,174
Series 2022-189, Class US, 6.641%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	3,381	3,747,672
Series 2023-56, Class ZE, 6.00%, 4/20/53	11,556	11,979,574
Series 2023-63, Class S, 6.458%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	3,083	3,359,247
Series 2023-65, Class SD, 6.458%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	4,465	4,935,381
Series 2023-96, Class BL, 6.00%, 7/20/53	4,326	4,498,501
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,597,814
Series 2023-97, Class CB, 6.00%, 7/20/53	10,000	10,317,117
Series 2023-99, Class AL, 6.00%, 7/20/53	2,500	2,597,728
Series 2023-102, Class SG, 6.191%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	5,401	5,834,252
Series 2023-115, Class AL, 6.00%, 8/20/53	8,500	8,828,167
Series 2023-116, Class CY, 6.00%, 8/20/53	5,000	5,199,482
Series 2023-133, Class S, 8.434%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	2,550	2,867,685
Series 2023-149, Class S, 8.284%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	2,890	3,236,075
Series 2023-150, Class AS, 10.631%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(5)	1,473	1,743,882
Series 2023-153, Class SM, 10.445%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	1,861	2,194,407
Series 2023-164, Class EL, 6.00%, 11/20/53	6,000	6,217,739
Series 2023-165, Class DY, 6.00%, 11/20/53	12,000	12,366,079
Series 2023-165, Class EY, 6.50%, 11/20/53	30,000	31,305,105
Series 2023-173, Class AX, 6.00%, 11/20/53	6,000	6,217,779
Series 2023-181, Class CL, 6.50%, 11/20/53	2,000	2,122,239
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,106,094
Series 2025-90, Class MB, 8.245%, (30-day SOFR Average + 4.30%), 5/20/55(2)	4,939	5,070,620
Series 2025-114, Class GT, 8.134%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	4,967	5,216,333
Series 2025-115, Class F, 8.134%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	4,967	5,215,954
Series 2025-139, Class MT, 7.689%, (30-day SOFR Average + 3.30%), 4/20/55(2)	7,949	8,108,424
Interest Only:(6)
Series 2017-104, Class SD, 1.95%, (6.086% - 1 mo. SOFR), 7/20/47(5)	1,965	251,627
Series 2020-151, Class AI, 2.00%, 10/20/50	10,101	1,310,443
Series 2020-154, Class PI, 2.50%, 10/20/50	9,070	1,433,287
Series 2020-176, Class HI, 2.50%, 11/20/50	10,604	1,680,450
Series 2021-131, Class QI, 3.00%, 7/20/51	7,779	992,174
Series 2021-193, Class IU, 3.00%, 11/20/49	17,006	2,409,069
Series 2021-209, Class IW, 3.00%, 11/20/51	11,064	1,486,799
JPM Lending Facility, 11.159%, (SOFR + 7.00%), 7/15/29(2)	8,250	8,322,476
Total Collateralized Mortgage Obligations (identified cost $476,664,998)		$ 462,896,260

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 6.8%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$910	$ 769,410
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	3,505	2,507,754
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.714%, 2/15/50(1)(4)	2,200	1,551,052
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 5.365%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	1,938	1,931,156
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.898%, 1/10/48(4)	1,300	1,283,521
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(4)	3,500	3,321,486
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.615%, 8/10/50(1)(4)	5,766	5,599,634
Series 2015-CR22, Class D, 3.824%, 3/10/48(1)(4)	4,100	3,303,083
CSMC Trust:
Series 2016-NXSR, Class C, 4.554%, 12/15/49(4)	2,770	2,571,332
Series 2016-NXSR, Class D, 4.554%, 12/15/49(1)(4)	3,000	2,480,893
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.721%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	1,230	1,250,612
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, 9.80%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	5,000	5,063,394
GSAT Trust:
Series 2025-BMF, Class G, 9.45%, (1 mo. SOFR + 5.30%), 7/15/40(1)(2)	8,900	8,943,803
Series 2025-BMF, Class HRR, 9.99%, (1 mo. SOFR + 5.84%), 7/15/40(1)(2)(8)	16,500	16,580,938
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.66%, 9/15/47(1)(4)	1,376	946,000
Series 2014-C23, Class D, 4.188%, 9/15/47(1)(4)	3,488	3,173,531
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(4)	246	236,610
Series 2013-C16, Class D, 5.046%, 12/15/46(1)(4)	2,516	2,399,270
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	109,173
Series 2021-MHC, Class C, 5.816%, (1 mo. SOFR + 1.664%), 4/15/38(1)(2)	1,900	1,901,159
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.297%, 7/15/50(1)(4)(9)	2,670	2,598,838
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(9)	3,577	2,725,706
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)(9)	1,600	1,324,681
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(9)	4,489	2,817,512
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.06%, 4/10/46(1)(4)	3,764	3,500,997
Security	Principal Amount (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	$2,475	$ 2,139,030
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,741,929
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	1,130,399
Total Commercial Mortgage-Backed Securities (identified cost $88,106,609)		$ 83,902,903

Common Stocks — 0.9%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(10)(11)(12)	31	$ 0
		$ 0
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(11)(12)	26,092	$ 339,196
		$ 339,196
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(11)(12)	166,175	$ 508,911
		$ 508,911
Diversified Financial Services — 0.0%
Sprint IntermediateCo BV(10)(11)(12)	6,079	$ 0
Sprint IntermediateCo BV(10)(11)(12)	16,949	0
		$ 0
Electronic Equipment, Instruments & Components — 0.1%
Range Red Acquisitions LLC, Class A1(10)(11)(12)	516	$ 1,023,161
		$ 1,023,161
Electronics/Electrical — 0.0%†
Skillsoft Corp.(11)(12)	7,153	$ 93,132
		$ 93,132
Energy — 0.1%
Enviva LLC(11)(12)(13)	44,272	$ 774,760
		$ 774,760
Health Care — 0.2%
Akorn Holding Co. LLC(10)(11)(12)	42,374	$ 0
Envision Parent, Inc.(11)(12)	146,518	2,380,917
		$ 2,380,917
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(11)(12)	246,099	$ 2,337,940
Serta SSB Equipment Co.(10)(11)(12)	246,099	0
		$ 2,337,940
Investment Companies — 0.0%
Aegletes BV(10)(11)(12)	11,215	$ 0
		$ 0

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Nonferrous Metals/Minerals — 0.0%†
ACNR Holdings, Inc., Class A(12)	7,669	$ 617,355
		$ 617,355
Oil and Gas — 0.0%
AFG Holdings, Inc.(10)(11)(12)	29,751	$ 0
		$ 0
Pharmaceuticals — 0.3%
Mallinckrodt International Finance SA(11)(12)	31,584	$ 3,300,528
Mallinckrodt PLC(11)	280	29,260
		$ 3,329,788
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(10)(11)(12)	807	$ 0
Jubilee Enterprise PCL, Class A2(10)(11)(12)	644,824	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(10)(11)(12)	582	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu (10)(11)(12)	37,259	$ 0
		$ 0
Total Common Stocks (identified cost $12,739,773)		$ 11,405,160

Convertible Bonds — 0.2%
Security	Principal Amount* (000's omitted)		Value
Internet Software & Services — 0.0%†
Delivery Hero SE:
2.125%, 3/10/29(14)	EUR	300	$ 319,636
3.25%, 2/21/30(14)	EUR	100	116,332
			$ 435,968
Real Estate Investment Trusts (REITs) — 0.2%
Pebblebrook Hotel Trust, 1.75%, 12/15/26		1,800	$ 1,778,373
			$ 1,778,373
Total Convertible Bonds (identified cost $2,114,222)			$ 2,214,341

Corporate Bonds — 51.0%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.9%
Bombardier, Inc.:
7.00%, 6/1/32(1)	710	$ 742,967
7.25%, 7/1/31(1)	1,000	1,061,282
7.875%, 4/15/27(1)	103	103,515
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Bombardier, Inc.: (continued)
8.75%, 11/15/30(1)		1,125	$ 1,214,597
Czechoslovak Group AS, 5.25%, 1/10/31(1)	EUR	150	183,147
Moog, Inc., 4.25%, 12/15/27(1)		955	942,164
TransDigm, Inc.:
4.875%, 5/1/29		1,764	1,739,459
6.25%, 1/31/34(1)		365	375,645
6.375%, 3/1/29(1)		650	665,373
6.625%, 3/1/32(1)		1,045	1,077,181
6.75%, 8/15/28(1)		1,812	1,848,800
6.75%, 1/31/34(1)		1,455	1,505,451
			$ 11,459,581
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		814	$ 822,654
			$ 822,654
Air Transport — 0.0%†
Gatwick Airport Finance PLC, 4.375%, 4/7/26(14)	GBP	400	$ 536,262
			$ 536,262
Airlines — 0.3%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		2,581	$ 2,517,852
9.50%, 6/1/28(1)		954	994,039
			$ 3,511,891
Apparel & Luxury Goods — 0.8%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(1)	EUR	330	$ 398,100
5.25%, 7/15/32(14)	EUR	200	241,273
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(15)		6,300	6,811,321
Champ Acquisition Corp., 8.375%, 12/1/31(1)		1,366	1,455,657
Levi Strauss & Co., 4.00%, 8/15/30(1)	EUR	210	250,489
VF Corp., 0.25%, 2/25/28	EUR	478	516,049
			$ 9,672,889
Automotive — 1.6%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		512	$ 497,312
4.75%, 3/1/30		1,134	1,105,372
5.00%, 2/15/32(1)		217	208,535
Clarios Global LP/Clarios U.S. Finance Co.:
4.75%, 6/15/31(14)	EUR	280	335,701
6.75%, 2/15/30(1)		1,840	1,902,201
6.75%, 9/15/32(1)		1,495	1,529,064
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(14)	EUR	100	126,923
Forvia SE:
5.50%, 6/15/31(14)	EUR	223	270,301
8.00%, 6/15/30(1)		300	317,800
Gestamp Automocion SA, 4.375%, 10/15/30(14)(16)	EUR	315	371,704
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		1,433	1,384,915

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(15)		200	$ 200,908
7.00%, (7.00% cash or 7.75% PIK), 11/15/31(14)(15)	EUR	100	127,203
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(14)(15)	EUR	320	394,266
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)		1,488	1,560,321
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	622,307
4.375%, 1/15/31(1)		1,171	1,112,892
4.625%, 12/15/27(1)		514	509,328
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		1,248	1,336,718
Nissan Motor Co. Ltd., 7.50%, 7/17/30(1)		200	210,045
RCI Banque SA:
4.75% to 12/24/31, 3/24/37(14)(17)	EUR	100	119,530
5.50% to 7/9/29, 10/9/34(14)(17)	EUR	100	123,707
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		2,173	1,480,621
Renault SA, 2.375%, 5/25/26(14)	EUR	100	117,048
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		2,297	2,232,465
4.875%, 11/15/31(1)		1,081	1,034,481
Volkswagen International Finance NV, 7.875% to 9/6/32(14)(17)(18)	EUR	200	271,303
			$ 19,502,971
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		1,712	$ 1,713,077
			$ 1,713,077
Building and Development — 3.3%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)		989	$ 1,030,274
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		392	375,708
4.625%, 4/1/30(1)		1,097	1,039,544
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		2,498	2,351,298
5.00%, 3/1/30(1)		1,085	1,074,999
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(1)		1,370	1,436,109
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(1)		1,561	1,560,334
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.375%, 12/15/30(14)	EUR	700	861,209
6.625%, 12/15/30(1)		1,782	1,834,033
HT Troplast GmbH, 9.375%, 7/15/28(14)	EUR	125	154,001
James Hardie International Finance DAC, 3.625%, 10/1/26(14)	EUR	400	469,529
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)		704	715,408
6.125%, 7/31/32(1)		905	927,755
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)		650	666,944
8.375%, 10/1/33(1)		680	697,596
Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
KB Home:
4.00%, 6/15/31		86	$ 80,828
4.80%, 11/15/29		556	550,737
LBM Acquisition LLC:
6.25%, 1/15/29(1)		706	654,169
9.50%, 6/15/31(1)		1,947	2,048,378
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,620	1,676,313
Miller Homes Group Finco PLC, 6.286%, (3 mo. EURIBOR + 4.25%), 10/15/30(2)(14)	EUR	200	239,128
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		559	545,927
New Home Co., Inc., 8.50%, 11/1/30(1)		775	805,466
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		1,187	1,163,796
6.375%, 11/1/32(1)		995	1,010,431
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		2,027	2,101,237
6.75%, 3/1/33(1)		2,221	2,310,837
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		3,078	3,081,534
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)		2,264	2,301,895
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		670	688,121
Standard Industries, Inc.:
2.25%, 11/21/26(14)	EUR	92	107,032
3.375%, 1/15/31(1)		2,339	2,120,159
4.375%, 7/15/30(1)		1,779	1,706,825
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		808	818,490
White Cap Buyer LLC, 6.875%, 10/15/28(1)		1,737	1,733,421
			$ 40,939,465
Business Equipment and Services — 0.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,900	$ 1,895,316
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		1,630	1,710,474
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)		1,426	1,403,125
6.875%, 6/15/30(1)		745	766,370
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
3.625%, 6/1/28(14)	EUR	468	546,031
4.625%, 6/1/28(1)		1,316	1,291,599
4.625%, 6/1/28(1)		549	538,590
			$ 8,151,505
Cable and Satellite Television — 1.4%
Altice Financing SA:
4.25%, 8/15/29(14)	EUR	200	$ 180,081
5.00%, 1/15/28(1)		814	633,577
5.75%, 8/15/29(1)		611	460,288
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		2,589	2,386,686
4.50%, 8/15/30(1)		1,814	1,714,402
4.50%, 5/1/32		535	487,220
4.75%, 3/1/30(1)		1,789	1,718,061

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.: (continued)
5.00%, 2/1/28(1)		1,755	$ 1,739,548
5.375%, 6/1/29(1)		595	591,481
6.375%, 9/1/29(1)		1,974	2,002,743
DISH Network Corp., 11.75%, 11/15/27(1)		2,075	2,197,585
Virgin Media O2 Vendor Financing Notes V DAC, 7.875%, 3/15/32(1)	GBP	120	167,381
Virgin Media Secured Finance PLC:
4.125%, 8/15/30(14)	GBP	410	505,190
4.50%, 8/15/30(1)		1,565	1,476,923
5.25%, 5/15/29(14)	GBP	200	263,486
Ziggo BV, 4.875%, 1/15/30(1)		628	593,291
			$ 17,117,943
Capital Goods — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$ 926,218
4.125%, 4/15/29(1)		733	710,292
			$ 1,636,510
Chemicals — 0.3%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(15)		1,360	$ 1,421,307
Calderys Financing LLC, 11.25%, 6/1/28(1)		2,315	2,457,553
CTEC II GmbH, 5.25%, 2/15/30(14)	EUR	250	273,474
			$ 4,152,334
Chemicals and Plastics — 1.6%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(14)	EUR	100	$ 113,391
Avient Corp.:
6.25%, 11/1/31(1)		893	907,532
7.125%, 8/1/30(1)		1,762	1,812,152
Celanese U.S. Holdings LLC, 7.20%, 11/15/33		2,864	2,979,284
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		2,714	2,880,232
INEOS Finance PLC, 6.375%, 4/15/29(14)	EUR	100	116,654
Italmatch Chemicals SpA, 10.00%, 2/6/28(14)	EUR	400	495,806
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		439	399,422
Olympus Water U.S. Holding Corp.:
6.125%, 2/15/33(1)(16)	EUR	325	382,892
7.25%, 2/15/33(1)(16)		4,020	4,026,699
9.625%, 11/15/28(14)	EUR	795	979,404
9.75%, 11/15/28(1)		3,213	3,374,052
Valvoline, Inc., 3.625%, 6/15/31(1)		1,403	1,287,543
WR Grace Holdings LLC, 7.375%, 3/1/31(1)		380	387,835
			$ 20,142,898
Clothing/Textiles — 0.1%
Hanesbrands, Inc., 9.00%, 2/15/31(1)		1,349	$ 1,429,668
PrestigeBidCo GmbH, 5.776%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(14)	EUR	100	118,335
			$ 1,548,003
Commercial Services — 2.6%
Amber Finco PLC, 6.625%, 7/15/29(1)	EUR	165	$ 204,221
Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		1,696	$ 1,601,039
4.625%, 10/1/27(1)		156	156,035
APi Group DE, Inc., 4.75%, 10/15/29(1)		2,510	2,464,632
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)		545	570,498
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(14)	EUR	150	169,167
Belron U.K. Finance PLC:
4.625%, 10/15/29(1)	EUR	230	277,826
5.75%, 10/15/29(1)		2,115	2,144,481
Block, Inc.:
5.625%, 8/15/30(1)		1,240	1,257,246
6.00%, 8/15/33(1)		1,385	1,419,237
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		1,328	1,409,857
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(14)	GBP	200	289,999
Champions Financing, Inc., 8.75%, 2/15/29(1)		805	778,112
Cimpress PLC, 7.375%, 9/15/32(1)		1,128	1,125,479
Currenta Group Holdings SARL, 6.036%, (3 mo. EURIBOR + 4.00%), 5/15/32(1)(2)	EUR	200	237,404
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,674	1,625,245
Herc Holdings, Inc.:
7.00%, 6/15/30(1)		1,180	1,226,658
7.25%, 6/15/33(1)		1,010	1,055,144
ION Platform Finance SAR, 6.875%, 9/30/32	EUR	160	187,848
IPD 3 BV:
5.50%, 6/15/31(1)	EUR	200	238,925
5.50%, 6/15/31(14)	EUR	100	119,463
Korn Ferry, 4.625%, 12/15/27(1)		1,912	1,900,559
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		2,923	2,911,405
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,647	1,614,175
Pachelbel Bidco SpA:
7.125%, 5/17/31(1)	EUR	120	152,330
7.125%, 5/17/31(14)	EUR	100	126,942
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.:
5.50%, 5/15/33(14)	EUR	415	508,305
6.75%, 8/15/32(1)		1,046	1,082,198
Verisure Holding AB:
3.25%, 2/15/27(14)	EUR	200	234,844
9.25%, 10/15/27(14)	EUR	180	216,852
VT Topco, Inc., 8.50%, 8/15/30(1)		2,193	2,232,728
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		2,214	2,334,442
			$ 31,873,296
Computers — 1.2%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(14)	EUR	420	$ 501,526
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		1,042	1,082,806
Atos SE:
5.00% to 12/18/25, 12/18/30(3)(14)	EUR	252	279,373
9.00% to 12/18/25, 12/18/29(3)(14)	EUR	377	509,402
CACI International, Inc., 6.375%, 6/15/33(1)		1,110	1,146,409
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		1,892	2,000,533
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(1)		3,000	3,144,873

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Computers (continued)
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		1,772	$ 1,818,905
McAfee Corp., 7.375%, 2/15/30(1)		1,887	1,752,563
Seagate Data Storage Technology Pte. Ltd.:
4.091%, 6/1/29(1)		418	405,430
9.625%, 12/1/32(1)		2,300	2,607,194
			$ 15,249,014
Containers and Glass Products — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(14)	EUR	1,225	$ 1,330,960
4.00%, 9/1/29(1)		1,139	1,055,080
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		2,027	1,903,799
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	657,226
			$ 4,947,065
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		441	$ 420,091
5.50%, 6/1/28(1)		1,067	1,066,376
			$ 1,486,467
Distribution & Wholesale — 0.8%
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		2,429	$ 2,362,133
5.50%, 10/15/27(1)		935	933,744
6.125%, 9/15/32(1)		960	984,539
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)		1,132	1,158,711
7.75%, 3/15/31(1)		422	441,899
Rexel SA, 5.25%, 9/15/30(14)	EUR	150	184,017
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		2,847	3,013,148
Wolseley Group Finco PLC, 9.75%, 1/31/31(14)	GBP	180	242,477
			$ 9,320,668
Diversified Financial Services — 1.3%
Azorra Finance Ltd., 7.25%, 1/15/31(1)		1,194	$ 1,246,287
CI Financial Corp., 4.10%, 6/15/51		1,365	990,825
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		1,600	1,639,765
Hightower Holding LLC, 9.125%, 1/31/30(1)		1,576	1,679,423
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		2,124	2,261,803
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		1,260	1,294,089
6.375%, 8/1/33(1)		1,890	1,953,058
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		2,648	2,527,586
4.00%, 10/15/33(1)		225	205,653
Sherwood Financing PLC, 7.625%, 12/15/29(14)	EUR	390	442,721
Unifin Financiera SAB de CV:
7.375%, 2/12/26(10)(19)		620	0
7.375%, 2/12/26(10)(19)		620	0
UWM Holdings LLC, 6.25%, 3/15/31(1)		1,438	1,432,050
			$ 15,673,260
Security	Principal Amount* (000's omitted)		Value
Drugs — 0.2%
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		2,255	$ 2,202,883
4.90%, 12/15/44		588	475,640
5.375%, 9/30/32	EUR	250	304,516
			$ 2,983,039
Ecological Services and Equipment — 0.7%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		551	$ 550,998
5.125%, 7/15/29(1)		332	329,530
6.375%, 2/1/31(1)		643	659,010
GFL Environmental, Inc.:
4.375%, 8/15/29(1)		2,000	1,952,979
4.75%, 6/15/29(1)		3,095	3,060,310
Luna 2 5SARL, 5.50%, 7/1/32(14)	EUR	350	419,421
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,536	1,445,956
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		690	720,087
			$ 9,138,291
Electric Utilities — 1.4%
Alpha Generation LLC, 6.75%, 10/15/32(1)		2,791	$ 2,883,104
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)		660	646,165
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	385	471,495
5.625%, 2/15/32(14)	EUR	100	122,559
6.375%, 2/15/32(1)		1,115	1,143,601
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)		694	637,577
Electricite de France SA, 7.50% to 9/6/28(14)(17)(18)	EUR	400	516,431
Enel SpA, 6.625% to 4/16/31(14)(17)(18)	EUR	300	397,886
Nexans SA, 4.125%, 5/29/29(14)	EUR	100	121,047
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,112	1,084,649
Public Power Corp. SA, 4.625%, 10/31/31(14)	EUR	300	363,517
TransAlta Corp., 7.75%, 11/15/29		1,045	1,087,365
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		1,848	1,904,976
6.375%, 3/15/33(1)		995	1,032,152
6.625%, 3/15/32(1)		854	888,562
7.25%, 6/15/28(1)		915	927,668
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)		1,207	1,184,950
8.375%, 1/15/31(1)		760	797,073
8.625%, 3/15/33(1)		765	802,825
			$ 17,013,602
Electronics/Electrical — 1.0%
Castello BC Bidco SpA:
6.50%, (3 mo. EURIBOR + 4.50%), 11/14/31(2)(14)	EUR	220	$ 261,724
6.50%, (3 mo. EURIBOR + 4.50%), 11/14/31(1)(2)	EUR	125	148,706
Coherent Corp., 5.00%, 12/15/29(1)		1,219	1,203,615
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)		825	891,737
Imola Merger Corp., 4.75%, 5/15/29(1)		4,165	4,054,626
Open Text Corp., 3.875%, 2/15/28(1)		1,009	982,319

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Electronics/Electrical (continued)
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	$ 837,567
RWE AG, 6.625% to 3/30/26, 7/30/75(14)(17)		266	267,752
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		1,660	1,533,481
4.375%, 2/15/30(1)		627	605,921
6.625%, 7/15/32(1)		400	414,381
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	516,650
			$ 11,718,479
Energy — 0.8%
Sunoco LP:
5.875%, 3/15/34(1)		1,170	$ 1,160,601
7.25%, 5/1/32(1)		2,146	2,253,774
7.875% to 9/18/30(1)(17)(18)		4,255	4,324,591
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		1,692	1,630,423
			$ 9,369,389
Engineering & Construction — 0.6%
Arcosa, Inc., 6.875%, 8/15/32(1)		1,046	$ 1,093,403
Artera Services LLC, 8.50%, 2/15/31(1)		1,535	1,357,665
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,357,816
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(14)	EUR	278	311,030
TopBuild Corp., 4.125%, 2/15/32(1)		1,562	1,465,476
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,899	1,897,357
			$ 7,482,747
Entertainment — 2.0%
Allwyn Entertainment Financing U.K. PLC:
4.125%, 2/15/31(1)	EUR	405	$ 462,435
7.25%, 4/30/30(14)	EUR	473	583,432
7.875%, 4/30/29(1)		1,984	2,060,081
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		529	506,179
6.00%, 10/15/32(1)		1,090	1,074,288
6.50%, 2/15/32(1)		1,068	1,090,015
7.00%, 2/15/30(1)		1,800	1,852,636
Churchill Downs, Inc., 5.75%, 4/1/30(1)		1,751	1,750,621
Cirsa Finance International SARL:
4.50%, 3/15/27(14)	EUR	200	235,414
6.50%, 3/15/29(14)	EUR	200	244,654
7.875%, 7/31/28(14)	EUR	100	122,354
CPUK Finance Ltd.:
4.50%, 8/28/27(14)	GBP	200	264,735
6.50%, 8/28/26(14)	GBP	100	134,725
7.875%, 8/28/29(14)	GBP	130	183,465
Flutter Treasury DAC:
4.00%, 6/4/31(1)	EUR	115	135,468
5.00%, 4/29/29(14)	EUR	135	163,788
5.875%, 6/4/31(1)		1,507	1,530,637
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(14)	EUR	440	521,462
LHMC Finco 2 SARL:
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(15)	EUR	100	122,143
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(14)(15)	EUR	200	244,287
Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Lottomatica Group SpA, 4.875%, 1/31/31(14)	EUR	430	$ 520,814
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		1,687	1,754,117
Motion Finco SARL:
7.375%, 6/15/30(14)	EUR	200	211,877
8.375%, 2/15/32(1)		1,313	1,136,555
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(1)(16)		1,230	1,241,736
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,515	1,497,861
Voyager Parent LLC, 9.25%, 7/1/32(1)		3,155	3,338,495
Warnermedia Holdings, Inc.:
4.693%, 5/17/33	EUR	143	162,741
5.05%, 3/15/42		1,198	957,136
			$ 24,104,151
Financial Intermediaries — 0.3%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(17)(18)		2,198	$ 2,144,133
Alpha Holding SA de CV:
9.00%, 2/10/25(1)(19)		721	5,409
10.00%, 12/19/22(1)(19)		188	1,412
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		1,256	1,160,979
			$ 3,311,933
Financial Services — 0.2%
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25(14)		2,600	$ 2,592,657
			$ 2,592,657
Food Products — 0.6%
Froneri Lux FinCo SARL, 4.75%, 8/1/32(14)	EUR	325	$ 385,449
Ingles Markets, Inc., 4.00%, 6/15/31(1)		1,502	1,413,037
Irca SpA/Gallarate, 5.764%, (3 mo. EURIBOR + 3.75%), 12/15/29(2)(14)	EUR	130	154,081
La Doria SpA, 5.376%, 12/30/30(2)(14)	EUR	140	165,447
Pilgrim's Pride Corp.:
3.50%, 3/1/32		1,979	1,813,028
6.875%, 5/15/34		1,240	1,370,622
Post Holdings, Inc., 6.25%, 2/15/32(1)		1,176	1,210,490
Premier Foods Finance PLC, 3.50%, 10/15/26(14)	GBP	125	167,023
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		882	884,395
			$ 7,563,572
Food Service — 1.2%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$ 1,862,988
4.00%, 10/15/30(1)		2,705	2,552,082
4.375%, 1/15/28(1)		1,014	997,787
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)		2,574	2,733,823
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		1,375	1,361,177
7.625%, 7/1/29(1)		2,278	2,378,225

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food Service (continued)
U.S. Foods, Inc., 4.75%, 2/15/29(1)		1,837	$ 1,811,642
Yum! Brands, Inc., 3.625%, 3/15/31		603	563,836
			$ 14,261,560
Food/Drug Retailers — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)		1,028	$ 1,011,254
5.875%, 2/15/28(1)		2,145	2,147,497
			$ 3,158,751
Forest Products & Paper — 0.1%
WEPA Hygieneprodukte GmbH, 5.625%, 1/15/31(14)	EUR	660	$ 809,391
			$ 809,391
Health Care — 3.0%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		337	$ 331,966
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 5.872%, (3 mo. EURIBOR + 3.875%), 1/15/31(2)(14)	EUR	310	369,523
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		1,213	965,451
Concentra Health Services, Inc., 6.875%, 7/15/32(1)		480	499,023
Encompass Health Corp.:
4.625%, 4/1/31		683	665,049
4.75%, 2/1/30		639	632,115
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		978	927,330
Global Medical Response, Inc., 7.375%, 10/1/32(1)		1,318	1,357,454
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		858	905,133
IQVIA, Inc.:
2.25%, 3/15/29(14)	EUR	300	340,629
5.00%, 10/15/26(1)		850	849,724
5.00%, 5/15/27(1)		685	683,716
6.25%, 6/1/32(1)		1,970	2,027,900
6.50%, 5/15/30(1)		825	853,358
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		2,888	2,753,506
9.875%, 8/15/30(1)		825	894,455
10.00%, 6/1/32(1)		375	394,203
Medline Borrower LP, 5.25%, 10/1/29(1)		5,431	5,388,058
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		1,680	1,555,891
3.875%, 5/15/32(1)		1,062	964,442
6.25%, 1/15/33(1)		647	654,776
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,991	1,921,963
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		806	828,968
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)		951	972,321
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		1,700	1,837,032
Tenet Healthcare Corp.:
4.375%, 1/15/30		187	182,022
5.125%, 11/1/27		1,607	1,605,417
6.125%, 10/1/28		1,593	1,595,276
Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Tenet Healthcare Corp.: (continued)
6.875%, 11/15/31		878	$ 955,174
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		2,195	2,250,385
Varex Imaging Corp., 7.875%, 10/15/27(1)		387	395,245
			$ 36,557,505
Health Care Technology — 0.4%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		4,789	$ 4,753,911
			$ 4,753,911
Home Furnishings — 0.2%
Somnigroup International, Inc.:
3.875%, 10/15/31(1)		1,932	$ 1,771,968
4.00%, 4/15/29(1)		968	930,371
			$ 2,702,339
Homebuilders/Real Estate — 0.0%†
M/I Homes, Inc.:
3.95%, 2/15/30		210	$ 201,065
4.95%, 2/1/28		252	250,442
			$ 451,507
Industrial Equipment — 0.2%
Alstom SA, 5.868% to 5/29/29(14)(17)(18)	EUR	200	$ 249,920
Madison IAQ LLC, 5.875%, 6/30/29(1)		1,286	1,271,558
TK Elevator Midco GmbH, 4.375%, 7/15/27(14)	EUR	525	617,529
			$ 2,139,007
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)		370	$ 378,763
6.75%, 10/15/27(1)		2,323	2,329,839
7.00%, 1/15/31(1)		808	835,487
7.375%, 10/1/32(1)		285	294,029
AmWINS Group, Inc., 4.875%, 6/30/29(1)		2,340	2,275,769
Galaxy Bidco Ltd., 8.125%, 12/19/29(14)	GBP	400	558,838
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		3,202	3,332,699
Ryan Specialty LLC, 5.875%, 8/1/32(1)		1,398	1,414,694
			$ 11,420,118
Internet Software & Services — 0.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		655	$ 642,431
6.125%, 12/1/28(1)		1,854	1,819,111
Cars.com, Inc., 6.375%, 11/1/28(1)		1,770	1,764,433
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		1,727	1,566,568
Science Applications International Corp.:
4.875%, 4/1/28(1)		1,487	1,473,235
5.875%, 11/1/33(1)		1,055	1,055,987
Snap, Inc., 6.875%, 3/1/33(1)		1,965	2,010,595
United Group BV:
6.286%, (3 mo. EURIBOR + 4.25%), 2/15/31(2)(14)	EUR	100	118,098
6.50%, 10/31/31(1)	EUR	245	292,213

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Internet Software & Services (continued)
United Group BV: (continued)
6.75%, 2/15/31(14)	EUR	120	$ 144,799
			$ 10,887,470
Leisure Goods/Activities/Movies — 1.4%
Acushnet Co., 7.375%, 10/15/28(1)		1,142	$ 1,185,521
Carnival Corp.:
5.75%, 1/15/30(14)	EUR	100	126,788
5.75%, 8/1/32(1)		1,190	1,212,524
6.00%, 5/1/29(1)		3,362	3,414,333
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		1,481	1,474,116
7.00%, 8/1/32(1)		1,015	1,055,801
NCL Corp. Ltd.:
6.75%, 2/1/32(1)		1,425	1,466,406
7.75%, 2/15/29(1)		433	461,287
NCL Finance Ltd., 6.125%, 3/15/28(1)		704	719,845
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,511	1,388,662
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)		976	1,001,260
TUI AG, 5.875%, 3/15/29(14)	EUR	600	733,915
Viking Cruises Ltd.:
5.875%, 9/15/27(1)		2,472	2,474,581
7.00%, 2/15/29(1)		658	661,759
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		422	421,930
			$ 17,798,728
Lodging and Casinos — 0.3%
Essendi SA:
5.50%, 11/15/31(14)	EUR	254	$ 307,523
5.625%, 5/15/32(1)	EUR	130	157,873
6.375%, 10/15/29(14)	EUR	165	204,824
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		2,098	2,168,601
TVL Finance PLC, 10.25%, 4/28/28(14)	GBP	220	301,032
			$ 3,139,853
Machinery — 0.3%
Chart Industries, Inc., 9.50%, 1/1/31(1)		1,984	$ 2,127,358
Dynamo Newco II GmbH, 6.25%, 10/15/31(1)	EUR	235	287,259
Esab Corp., 6.25%, 4/15/29(1)		1,083	1,113,923
IMA Industria Macchine Automatiche SpA, 5.776%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(14)	EUR	150	178,270
			$ 3,706,810
Media — 0.8%
CSC Holdings LLC:
3.375%, 2/15/31(1)		1,080	$ 697,383
4.125%, 12/1/30(1)		701	459,621
5.50%, 4/15/27(1)		855	812,244
11.75%, 1/31/29(1)		1,051	884,489
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)		610	586,403
4.625%, 3/15/30(1)		925	889,800
7.375%, 2/15/31(1)		1,475	1,557,155
Security	Principal Amount* (000's omitted)		Value
Media (continued)
Sinclair Television Group, Inc.:
4.375%, 12/31/32(1)		160	$ 114,400
8.125%, 2/15/33(1)		1,337	1,373,199
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(14)(15)	EUR	454	545,273
Univision Communications, Inc., 9.375%, 8/1/32(1)		1,280	1,365,129
VZ Secured Financing BV, 5.00%, 1/15/32(1)		346	313,273
			$ 9,598,369
Metals/Mining — 1.3%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		2,479	$ 2,756,343
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)		490	491,794
8.00%, 7/1/30(1)		1,514	1,583,685
Constellium SE:
3.75%, 4/15/29(1)		1,970	1,876,087
5.625%, 6/15/28(1)		630	629,561
First Quantum Minerals Ltd.:
7.25%, 2/15/34(1)		545	563,867
8.00%, 3/1/33(1)		730	771,688
9.375%, 3/1/29(1)		1,642	1,742,285
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,085	1,082,395
6.125%, 4/1/29(1)		489	493,389
Novelis Corp.:
3.875%, 8/15/31(1)		1,169	1,066,734
4.75%, 1/30/30(1)		1,068	1,031,147
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,513	1,471,385
			$ 15,560,360
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)		535	$ 550,797
6.25%, 3/15/33(1)		410	423,037
			$ 973,834
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$ 1,339,022
			$ 1,339,022
Oil and Gas — 2.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)		1,475	$ 1,539,370
Civitas Resources, Inc., 8.625%, 11/1/30(1)		2,273	2,355,793
Kodiak Gas Services LLC:
6.50%, 10/1/33(1)		959	977,030
6.75%, 10/1/35(1)		400	410,953
Matador Resources Co., 6.50%, 4/15/32(1)		1,400	1,414,377
Parkland Corp.:
4.50%, 10/1/29(1)		376	366,458
4.625%, 5/1/30(1)		1,501	1,460,304
Permian Resources Operating LLC:
5.875%, 7/1/29(1)		2,252	2,263,769
6.25%, 2/1/33(1)		935	953,111
7.00%, 1/15/32(1)		1,214	1,259,996

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Petroleos de Venezuela SA:
5.375%, 4/12/27(14)(19)		1,284	$ 209,357
5.50%, 4/12/37(14)(19)		482	78,550
6.00%, 10/28/22(14)(19)		731	102,377
6.00%, 5/16/24(14)(19)		1,266	206,284
6.00%, 11/15/26(14)(19)		755	123,065
8.50%, 10/20/27		487	560,050
9.00%, 11/17/21(14)(19)		719	118,685
9.75%, 5/17/35(14)(19)		777	141,729
12.75%, 2/17/22(14)(19)		590	109,224
Petroleos Mexicanos:
6.75%, 9/21/47		600	495,559
6.84%, 1/23/30		1,000	1,017,788
6.875%, 8/4/26		200	202,770
Petronas Capital Ltd.:
2.48%, 1/28/32(14)		400	360,682
4.55%, 4/21/50(14)		310	274,856
5.34%, 4/3/35(14)		400	417,662
Precision Drilling Corp., 6.875%, 1/15/29(1)		932	937,701
SM Energy Co., 7.00%, 8/1/32(1)		1,070	1,071,606
Transocean International Ltd.:
7.875%, 10/15/32(1)(16)		245	245,000
8.75%, 2/15/30(1)		530	558,319
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)		481	481,565
Vital Energy, Inc.:
7.875%, 4/15/32(1)		409	397,312
9.75%, 10/15/30		477	498,395
WBI Operating LLC:
6.25%, 10/15/30(1)(16)		1,030	1,030,000
6.50%, 10/15/33(1)(16)		840	840,000
Weatherford International Ltd.:
6.75%, 10/15/33(1)(16)		825	826,089
8.625%, 4/30/30(1)		1,355	1,386,105
			$ 25,691,891
Packaging & Containers — 0.5%
Ball Corp., 6.875%, 3/15/28		474	$ 483,419
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		1,732	1,778,062
8.75%, 4/15/30(1)		2,001	2,057,414
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(1)	EUR	430	482,101
9.50%, 5/15/30(1)		2,020	1,980,671
			$ 6,781,667
Pharmaceuticals — 1.5%
1261229 BC Ltd., 10.00%, 4/15/32(1)		4,674	$ 4,794,786
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)		742	768,313
Bayer AG, 5.375% to 6/25/30, 3/25/82(14)(17)	EUR	500	603,489
BellRing Brands, Inc., 7.00%, 3/15/30(1)		2,444	2,526,622
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		1,400	1,503,767
Grifols SA, 7.50%, 5/1/30(14)	EUR	689	854,647
Nidda Healthcare Holding GmbH:
5.625%, 2/21/30(1)	EUR	120	145,109
5.625%, 2/21/30(14)	EUR	260	314,404
Security	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(1)(15)		909	$ 941,669
Prestige Brands, Inc., 3.75%, 4/1/31(1)		752	693,212
Rossini SARL, 6.75%, 12/31/29(14)	EUR	310	384,717
Teva Pharmaceutical Finance Netherlands II BV, 4.125%, 6/1/31	EUR	600	714,244
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		3,621	2,705,539
6.00%, 12/1/32		1,125	1,172,487
			$ 18,123,005
Pipelines — 1.2%
Energy Transfer LP, 5.00%, 5/15/50		1,094	$ 937,214
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)		700	718,031
8.25%, 1/15/32(1)		1,317	1,390,040
Kinetik Holdings LP, 5.875%, 6/15/30(1)		2,308	2,323,154
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)		574	588,954
8.375%, 2/15/32(1)		910	933,256
Plains All American Pipeline LP, Series B, 8.583% to 10/30/25, (3 mo. SOFR + 4.372%)(2)(18)		1,912	1,917,791
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)		800	828,392
8.125%, 6/1/28(1)		1,174	1,215,994
8.375%, 6/1/31(1)		877	921,442
9.00% to 9/30/29(1)(17)(18)		1,239	1,228,815
9.50%, 2/1/29(1)		1,623	1,789,601
9.875%, 2/1/32(1)		355	386,719
			$ 15,179,403
Publishing — 0.3%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		423	$ 423,111
7.375%, 9/1/31(1)		1,235	1,284,171
8.00%, 8/1/29(1)		1,879	1,915,225
			$ 3,622,507
Radio and Television — 0.3%
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(1)		1,290	$ 1,334,366
7.50%, 3/15/33(1)		473	494,892
7.75%, 4/15/28(1)		1,316	1,314,778
7.875%, 4/1/30(1)		754	792,266
			$ 3,936,302
Real Estate Investment Trusts (REITs) — 0.6%
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	500	$ 627,769
Akelius Residential Property AB, 2.249% to 2/17/26, 5/17/81(14)(17)	EUR	200	231,134
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	200	240,483
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(14)	EUR	700	899,067

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		1,272	$ 1,284,575
8.875%, 9/1/31(1)		907	968,778
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		2,048	2,166,600
Heimstaden Bostad AB, 3.375% to 1/15/26(14)(17)(18)	EUR	250	292,508
Iron Mountain, Inc., 4.75%, 1/15/34(14)	EUR	220	259,210
Samhallsbyggnadsbolaget I Norden Holding AB, 2.375%, 8/4/26(14)	EUR	150	170,473
			$ 7,140,597
Retail — 1.5%
B&M European Value Retail SA, 8.125%, 11/15/30(14)	GBP	200	$ 284,541
Boots Group Finco LP:
5.375%, 8/31/32(14)	EUR	100	120,898
7.375%, 8/31/32(14)	GBP	275	377,735
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(14)	GBP	650	921,813
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		2,337	2,488,059
Dufry One BV, 2.00%, 2/15/27(14)	EUR	200	232,120
Duomo Bidco SpA, 6.151%, (3 mo. EURIBOR + 4.125%), 7/15/31(2)(14)	EUR	150	177,690
eG Global Finance PLC, 11.00%, 11/30/28(14)	EUR	220	284,110
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		1,582	1,473,502
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(1)		442	432,823
8.75%, 1/15/32(1)		506	492,475
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)		1,328	1,291,668
6.375%, 1/15/30(1)		455	466,334
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		957	937,795
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		1,652	1,619,790
8.25%, 8/1/31(1)		262	277,294
Park River Holdings, Inc., 8.00%, 3/15/31(1)(16)		1,370	1,388,275
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)		1,600	1,606,378
10.00%, 9/15/33(1)		540	546,295
Punch Finance PLC, 7.875%, 12/30/30(14)	GBP	110	151,011
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)		1,402	1,473,494
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	784,559
Waga Bondco Ltd., 8.50%, 6/15/30(14)	GBP	200	253,678
			$ 18,082,337
Retailers (Except Food and Drug) — 0.3%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		479	$ 490,365
6.75%, 7/1/36		437	450,329
6.95%, 3/1/33		1,027	1,074,924
Murphy Oil USA, Inc., 5.625%, 5/1/27		560	561,020
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,532	1,479,249
			$ 4,055,887
Security	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	$ 1,500,400
			$ 1,500,400
Software — 0.5%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		1,260	$ 1,191,889
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		1,268	1,280,833
9.00%, 9/30/29(1)		2,620	2,720,455
TeamSystem SpA:
5.00%, 7/1/31(1)	EUR	300	357,676
5.526%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(2)	EUR	170	200,642
5.526%, (3 mo. EURIBOR + 3.50%), 7/31/31(2)(14)	EUR	100	118,025
			$ 5,869,520
Software and Services — 0.1%
Fair Isaac Corp., 4.00%, 6/15/28(1)		1,248	$ 1,215,207
			$ 1,215,207
Specialty Retail — 0.0%†
Fiber Midco SpA:
10.00% PIK, 6/15/29(1)	EUR	155	$ 169,136
10.00% PIK, 6/15/29(14)	EUR	190	207,328
			$ 376,464
Steel — 0.6%
Allegheny Ludlum LLC, 6.95%, 12/15/25		465	$ 468,002
ATI, Inc., 5.875%, 12/1/27		320	320,885
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,147	1,148,378
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)		1,325	1,353,713
7.50%, 9/15/31(1)		1,610	1,660,596
7.625%, 1/15/34(1)		775	799,071
TMS International Corp., 6.25%, 4/15/29(1)		1,365	1,324,838
			$ 7,075,483
Technology — 0.3%
Brightstar Lottery PLC:
5.25%, 1/15/29(1)		3,110	$ 3,098,255
6.25%, 1/15/27(1)		976	985,822
			$ 4,084,077
Telecommunications — 2.0%
British Telecommunications PLC, 6.375% to 9/3/30, 12/3/55(14)(17)	GBP	560	$ 768,199
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)		1,280	1,340,118
Ciena Corp., 4.00%, 1/31/30(1)		1,883	1,798,164
EchoStar Corp., 10.75%, 11/30/29		1,790	1,970,701
Fibercop SpA:
5.125%, 6/30/32(14)	EUR	430	514,137
7.20%, 7/18/36(1)		235	237,909
Level 3 Financing, Inc.:
3.875%, 10/15/30(1)		254	223,036
4.50%, 4/1/30(1)		823	755,776

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Level 3 Financing, Inc.: (continued)
7.00%, 3/31/34(1)		491	$ 499,707
Lorca Telecom Bondco SA, 4.00%, 9/18/27(14)	EUR	643	755,826
Matterhorn Telecom SA, 3.875%, 10/15/30(14)(16)	EUR	270	316,338
Maya SAS/Paris France:
6.875%, 4/15/31(14)	EUR	200	250,253
7.00%, 4/15/32(1)		915	934,264
8.50%, 4/15/31(1)		720	772,793
Odido Group Holding BV, 5.50%, 1/15/30(14)	EUR	145	171,683
PLT VII Finance SARL, 5.514%, (3 mo. EURIBOR + 3.50%), 6/15/31(2)(14)	EUR	100	118,047
Sable International Finance Ltd., 7.125%, 10/15/32(1)		822	835,290
Stagwell Global LLC, 5.625%, 8/15/29(1)		1,517	1,474,909
Telefonica Europe BV:
2.88% to 2/24/28(14)(17)(18)	EUR	200	230,771
7.125% to 8/23/28(14)(17)(18)	EUR	400	515,864
Vmed O2 U.K. Financing I PLC:
4.00%, 1/31/29(14)	GBP	100	128,652
4.50%, 7/15/31(14)	GBP	100	123,554
4.75%, 7/15/31(1)		1,830	1,723,624
5.625%, 4/15/32(14)	EUR	325	392,608
7.75%, 4/15/32(1)		645	678,468
Vodafone Group PLC:
4.875% to 10/3/25, 10/3/78(14)(17)	GBP	350	470,726
8.00% to 5/30/31, 8/30/86(14)(17)	GBP	200	293,905
Windstream Services LLC, 7.50%, 10/15/33(1)(16)		2,505	2,505,889
Zegona Finance PLC:
6.75%, 7/15/29(14)	EUR	305	380,442
8.625%, 7/15/29(1)		2,674	2,851,366
			$ 24,033,019
Transportation — 0.5%
Edge Finco PLC, 8.125%, 8/15/31(14)	GBP	550	$ 791,446
Seaspan Corp., 5.50%, 8/1/29(1)		1,911	1,844,335
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)		697	734,538
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		2,505	2,594,967
			$ 5,965,286
Utilities — 1.6%
Calpine Corp.:
4.50%, 2/15/28(1)		1,073	$ 1,069,187
4.625%, 2/1/29(1)		680	673,852
5.00%, 2/1/31(1)		910	907,909
5.125%, 3/15/28(1)		1,511	1,512,889
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		838	792,622
NRG Energy, Inc.:
3.625%, 2/15/31(1)		1,107	1,024,373
3.875%, 2/15/32(1)		1,466	1,352,041
5.25%, 6/15/29(1)		673	671,333
5.75%, 1/15/34(1)(16)		965	964,618
6.00%, 2/1/33(1)		1,190	1,209,428
6.00%, 1/15/36(1)(16)		965	965,742
6.25%, 11/1/34(1)		795	815,444
10.25% to 3/15/28(1)(17)(18)		1,753	1,916,329
Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	1,497	$ 1,487,311
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	939	920,028
5.00%, 7/31/27(1)	1,698	1,693,654
6.875%, 4/15/32(1)	1,405	1,470,483
		$ 19,447,243
Total Corporate Bonds (identified cost $616,989,030)		$ 626,174,443

Preferred Stocks — 0.1%
Security	Shares	Value
Beverages — 0.1%
Citybrewing Topco LLC(10)(11)	66,096	$ 528,768
		$ 528,768
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(11)	10,002	$ 237,547
Series G1(11)	6,910	164,113
		$ 401,660
Total Preferred Stocks (identified cost $930,706)		$ 930,428

Senior Floating-Rate Loans — 42.2%(20)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.8%
Aernnova Aerospace SAU, Term Loan, 5.979%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	1,000	$ 1,171,485
Air Comm Corp. LLC:
Term Loan, 1.00%, 12/11/31(21)		70	70,604
Term Loan, 6.74% - 7.064%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 12/11/31		1,447	1,451,992
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.828%, (3 mo. USD Term SOFR + 4.50%), 2/11/32		647	649,583
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(10)(19)		216	174,035
Novaria Holdings LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 6/6/31		198	198,543
TransDigm, Inc.:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/22/30		1,310	1,309,987
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 2/28/31		4,518	4,521,362
Vista Management Holding, Inc., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		594	598,951
			$ 10,146,542

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 8.255%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		645	$ 647,479
Edge Finco PLC, Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 8/22/31	EUR	500	592,482
			$ 1,239,961
Apparel & Luxury Goods — 0.2%
Gloves Buyer, Inc., Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		2,125	$ 2,069,219
Hanesbrands, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		646	649,347
			$ 2,718,566
Auto Components — 0.7%
Adient U.S. LLC, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		547	$ 548,103
Autokiniton U.S. Holdings, Inc., Term Loan, 8.278%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		503	498,728
Clarios Global LP:
Term Loan, 4.913%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	913	1,077,930
Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		2,585	2,589,385
DexKo Global, Inc.:
Term Loan, 5.913%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	316	363,297
Term Loan, 5.913%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	534	614,373
Term Loan, 8.028%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		796	786,265
Garrett LX I SARL, Term Loan, 6.308%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		626	626,513
Lippert Colipper, Term Loan, 6.408%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		348	350,211
RealTruck Group, Inc., Term Loan, 9.278%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		665	621,243
			$ 8,076,048
Automobiles — 0.2%
MajorDrive Holdings IV LLC:
Term Loan, 8.263%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		431	$ 421,299
Term Loan, 9.652%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,592	1,565,715
			$ 1,987,014
Beverages — 0.1%
Celsius Holdings, Inc., Term Loan, 7.291%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		549	$ 550,682
City Brewing Co. LLC, Term Loan, 11.198%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		123	91,992
Sazerac Co., Inc., Term Loan, 6.70%, (1 mo. USD Term SOFR + 2.50%), 7/9/32		975	982,045
			$ 1,624,719
Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology — 0.1%
Alltech, Inc., Term Loan, 8.528%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		979	$ 982,539
			$ 982,539
Broadline Retail — 0.3%
Peer Holding III BV:
Term Loan, 5.25%, (3 mo. EURIBOR + 3.25%), 11/26/31	EUR	1,500	$ 1,770,383
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		1,084	1,086,133
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		1,414	1,417,559
			$ 4,274,075
Building Products — 0.4%
LBM Acquisition LLC:
Term Loan, 7.986%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		450	$ 439,630
Term Loan, 6/6/31(22)		425	424,241
MI Windows & Doors LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		1,259	1,265,302
Oscar AcquisitionCo LLC, Term Loan, 8.252%, (3 mo. USD Term SOFR + 4.25%), 4/29/29		873	817,447
Sport Group Holding GmbH, Term Loan, 5.979%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,000	1,183,220
Tarkett Participation, Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 4/22/31	EUR	1,000	1,183,895
			$ 5,313,735
Capital Markets — 1.4%
Advisor Group, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 7/30/32		1,059	$ 1,060,027
Aretec Group, Inc., Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		1,677	1,679,085
Athena Holdco SAS, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 4/14/31	EUR	1,000	1,179,557
Citco Funding LLC, Term Loan, 6.806%, (3 mo. USD Term SOFR + 2.75%), 4/27/28		760	762,475
EIG Management Co. LLC, Term Loan, 9.166%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		402	402,321
FinCo I LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/27/29		1,201	1,199,009
Focus Financial Partners LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 9/15/31		4,260	4,265,653
Franklin Square Holdings LP, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		1,012	1,014,718
HighTower Holdings LLC, Term Loan, 7.071%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		1,004	1,004,562
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		843	844,475
Mariner Wealth Advisors LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 12/31/30		970	974,323
Orion Advisor Solutions, Inc., Term Loan, 7.569%, (3 mo. USD Term SOFR + 3.25%), 9/24/30		619	621,360

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Saphilux SARL, Term Loan, 5.542%, (3 mo. EURIBOR + 3.50%), 7/18/28	EUR	500	$ 592,329
Victory Capital Holdings, Inc., Term Loan, 9/23/32(22)		1,025	1,024,364
			$ 16,624,258
Chemicals — 1.9%
AAP Buyer, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/9/31		471	$ 472,324
Aruba Investments Holdings LLC, Term Loan, 5.913%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	955	1,056,748
Discovery Purchaser Corp., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		695	692,697
INEOS Finance PLC, Term Loan, 5.413%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	1,194	1,317,343
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.413%, (1 mo. EURIBOR + 4.50%), 4/2/29	EUR	1,000	1,083,878
Term Loan, 8.013%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		415	367,857
Term Loan, 8.513%, (1 mo. USD Term SOFR + 4.25%), 4/2/29		1,168	1,061,133
INEOS U.S. Finance LLC:
Term Loan, 6.763%, (1 mo. USD Term SOFR + 2.50%), 11/8/28		603	566,187
Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		1,040	936,852
Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		1,762	1,601,060
Lonza Group AG:
Term Loan, 5.925%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	1,000	1,054,163
Term Loan, 8.027%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		1,679	1,521,208
Minerals Technologies, Inc., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		521	522,365
Momentive Performance Materials, Inc., Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 3/29/28		504	507,387
Nobian Finance BV, Term Loan, 5.694%, (3 mo. EURIBOR + 3.75%), 7/2/29	EUR	500	583,761
Nouryon Finance BV:
Term Loan, 5.43%, (1 mo. EURIBOR + 3.50%), 4/3/28	EUR	750	884,095
Term Loan, 7.50%, (1 mo. USD Term SOFR + 3.25%), 4/3/28		1,274	1,278,116
Olympus Water U.S. Holding Corp., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		2,031	2,013,544
Orion Engineered Carbons GmbH, Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.15%), 9/24/28		360	349,200
Rohm Holding GmbH:
Term Loan, 7.083%, (6 mo. EURIBOR + 5.00%), 6.833% cash, 0.25% PIK, 1/31/29	EUR	853	905,637
Term Loan, 9.697%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		646	578,024
SCUR-Alpha 1503 GmbH, Term Loan, 9.808%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		902	833,666
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Tronox Finance LLC:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		471	$ 429,098
Term Loan, 6.502% - 6.663%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		1,730	1,495,570
W.R. Grace & Co.-Conn., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		650	652,711
			$ 22,764,624
Commercial Services & Supplies — 1.9%
Albion Financing 3 SARL, Term Loan, 7.215%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		1,785	$ 1,792,815
Anticimex International AB, Term Loan, 5.682%, (3 mo. EURIBOR + 3.65%), 11/16/28	EUR	1,000	1,186,601
Armor Holding II LLC, Term Loan, 7.916%, (6 mo. USD Term SOFR + 3.75%), 12/11/28		199	199,343
Befesa SA, Term Loan, 4.276%, (3 mo. EURIBOR + 2.25%), 7/9/29	EUR	1,000	1,182,416
Belfor Holdings, Inc.:
Term Loan, 5.413%, (1 mo. EURIBOR + 3.50%), 11/1/30	EUR	1,000	1,182,856
Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		543	546,003
EnergySolutions LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		3,703	3,733,530
Foundever Group, Term Loan, 5.67%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	298,241
Foundever Worldwide Corp., Term Loan, 8.028%, (1 mo. USD Term SOFR + 3.75%), 8/28/28		1,824	929,410
Gategroup Fin Luxembourg SA, Term Loan, 6/10/32(22)		600	605,625
GFL Environmental, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		1,500	1,501,500
Harsco Corp., Term Loan, 6.528%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		383	383,161
Heritage-Crystal Clean, Inc., Term Loan, 7.885%, (1 mo. USD Term SOFR + 3.75%), 10/17/30		688	691,763
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 12/2/31		2,045	2,050,631
Monitronics International, Inc., Term Loan, 11.763%, (3 mo. USD Term SOFR + 7.50%), 6/30/28		1,197	1,197,998
MV Holding GmbH:
Term Loan, 4.413%, (1 mo. EURIBOR + 2.50%), 3/17/32	EUR	1,500	1,771,290
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 3/17/32		599	599,996
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30		941	939,276
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 10/24/31		647	651,332
TMF Group Holding BV:
Term Loan, 5.186%, (3 mo. EURIBOR + 3.25%), 5/3/28	EUR	1,000	1,183,167

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
TMF Group Holding BV: (continued)
Term Loan, 7.036%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		368	$ 369,242
			$ 22,996,196
Construction Materials — 0.6%
Knife River HoldCo, Term Loan, 6.123%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		249	$ 249,606
Quikrete Holdings, Inc.:
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		2,100	2,103,191
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		3,105	3,107,561
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		1,741	1,742,138
			$ 7,202,496
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		1,213	$ 1,212,750
			$ 1,212,750
Consumer Staples Distribution & Retail — 0.3%
Boots Group Bidco Ltd.:
Term Loan, 5.522%, (3 mo. EURIBOR + 3.50%), 8/30/32	EUR	1,000	$ 1,186,073
Term Loan, 7.705%, (3 mo. USD Term SOFR + 3.50%), 8/30/32		1,600	1,606,328
Cardenas Markets, Inc., Term Loan, 10.852%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		390	333,678
			$ 3,126,079
Containers & Packaging — 0.5%
Altium Packaging LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		494	$ 485,341
Berlin Packaging LLC, Term Loan, 7.252% - 7.541%, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%), 6/7/31		1,210	1,214,645
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.338%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		468	467,564
Owens-Illinois, Inc., Term Loan, 9/30/32(22)		1,025	1,024,359
Pregis TopCo Corp., Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		613	617,710
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.238%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		350	38,063
Proampac PG Borrower LLC, Term Loan, 8.195% - 8.318%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR+ 4.00%), 9/15/28		1,255	1,261,250
Trivium Packaging BV, Term Loan, 6.413%, (1 mo. EURIBOR + 4.50%), 5/28/30	EUR	500	591,322
			$ 5,700,254
Distributors — 0.4%
Parts Europe SA, Term Loan, 4.923%, (1 mo. EURIBOR + 3.00%), 2/3/31	EUR	1,500	$ 1,771,396
Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors (continued)
Phillips Feed Service, Inc., Term Loan, 11.263%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(10)		104	$ 63,988
Rubix Group Midco 3 Ltd., Term Loan, 6.083%, (6 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,000	1,185,122
Safic-Alcan SAS, Term Loan, 5.25%, (3 mo. EURIBOR + 3.25%), 6/22/29	EUR	1,000	1,183,061
Winterfell Financing SARL, Term Loan, 7.029%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	500	582,012
			$ 4,785,579
Diversified Consumer Services — 0.6%
Amber Finco PLC, Term Loan, 5.25%, (3 mo. EURIBOR + 3.25%), 6/11/29	EUR	1,100	$ 1,303,970
Ascend Learning LLC, Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		627	627,379
Fugue Finance BV, Term Loan, 5.282%, (3 mo. EURIBOR + 3.25%), 1/9/32	EUR	1,000	1,182,316
KUEHG Corp., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		968	968,306
Lernen Bidco Ltd., Term Loan, 7.863%, (3 mo. USD Term SOFR + 3.50%), 10/27/31		546	548,729
Spring Education Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		1,336	1,342,353
Wand NewCo 3, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		1,090	1,087,536
			$ 7,060,589
Diversified Financial Services — 0.1%
Concorde Midco Ltd., Term Loan, 5.809%, (6 mo. EURIBOR + 3.50%), 3/1/30	EUR	1,000	$ 1,171,767
			$ 1,171,767
Diversified Telecommunication Services — 0.8%
Altice France SA, Term Loan, 9.818%, (3 mo. USD Term SOFR + 5.50%), 8/15/28		1,055	$ 1,023,202
Anuvu Holdings 2 LLC:
Term Loan, 12.126%, (3 mo. USD Term SOFR + 8.00%), 9/27/27(10)		344	344,003
Term Loan, 12.376%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(10)		926	17,038
Eircom Finco SARL, Term Loan, 4.651%, (1 mo. EURIBOR + 2.75%), 5/15/29	EUR	1,786	2,108,194
Lumen Technologies, Inc.:
Term Loan, 6.628%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		1,038	1,033,038
Term Loan, 6.628%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		1,038	1,032,898
Telenet International Finance SARL, Term Loan, 4.127%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	2,050,829
Virgin Media Bristol LLC, Term Loan, 7.515%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		1,150	1,150,885
Virgin Media SFA Finance Ltd., Term Loan, 4.377%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	600	701,127
Zayo Group Holdings, Inc., Term Loan, 5.743%, (3 mo. EURIBOR + 3.75%), 3/11/30	EUR	693	796,871
			$ 10,258,085

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electric Utilities — 0.5%
Kohler Energy Co. LLC:
Term Loan, 6.75%, (3 mo. EURIBOR + 4.75%), 5/1/31	EUR	1,500	$ 1,770,762
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		2,084	2,089,649
MRP Buyer LLC:
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		1,907	1,878,058
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(21)		243	239,025
			$ 5,977,494
Electrical Equipment — 0.4%
Dynamo Newco II GmbH, Term Loan, 5.413%, (1 mo. EURIBOR + 3.50%), 10/1/31	EUR	500	$ 591,795
Nvent Electric PLC, Term Loan, 7.155%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		1,125	1,131,508
WEC U.S. Holdings Ltd., Term Loan, 6.53%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		3,020	3,023,893
			$ 4,747,196
Electronic Equipment, Instruments & Components — 0.7%
Chamberlain Group, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 9/8/32		2,774	$ 2,780,298
Creation Technologies, Inc., Term Loan, 10.047%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		943	939,775
Range Red Operating, Inc.:
Term Loan, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29		188	189,511
Term Loan - Second Lien, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29		788	794,973
Sector Alarm Holding AS, Term Loan, 5.532%, (3 mo. EURIBOR + 3.50%), 6/14/29	EUR	500	591,396
Talbot Participation SAS, Term Loan, 5.437%, (3 mo. EURIBOR + 3.50%), 7/7/32	EUR	1,000	1,184,852
Verifone Systems, Inc., Term Loan, 9.82%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		559	541,866
Verisure Holding AB, Term Loan, 5.00%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	1,000	1,179,246
Viavi Solutions, Inc., Term Loan, 6/15/32(22)		650	652,574
			$ 8,854,491
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc.:
Term Loan, 15.28%, (1 mo. USD Term SOFR + 11.00%), 4.28% cash, 11.00% PIK, 12/31/25(10)		135	$ 17,989
Term Loan, 15.28%, (1 mo. USD Term SOFR + 11.00%), 4.28% cash, 11.00% PIK, 12/31/25(10)		1,171	155,781
New Generation Gas Gathering LLC, Term Loan, 10.058%, (3 mo. USD Term SOFR + 5.75%), 9/30/29		2,261	2,265,586
PG Investment Co. 59 SARL, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 3/26/31		1,387	1,393,247
			$ 3,832,603
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction — 0.7%
American Residential Services LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		551	$ 550,279
APi Group DE, Inc., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 1/3/29		1,248	1,248,183
Artera Services LLC, Term Loan, 8.502%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		419	375,846
Azuria Water Solutions, Inc.:
Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		889	891,612
Term Loan, 5/17/28(21)		65	65,097
Construction Partners, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		521	522,998
Green Infrastructure Partners, Inc., Term Loan, 6.748%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		925	927,026
Holding Socotec, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 6/2/31	EUR	1,000	1,184,729
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/31/30		1,706	1,717,591
Platea BC Bidco AB:
Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	417	493,392
Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 4/3/31(21)	EUR	83	98,678
			$ 8,075,431
Entertainment — 0.5%
City Football Group Ltd., Term Loan, 7.633% - 7.778%, (1 mo. USD Term SOFR + 3.50%), 7/22/30		1,327	$ 1,330,024
Dorna Sports SL, Term Loan, 4.821%, (3 mo. EURIBOR + 2.75%), 8/18/32	EUR	1,500	1,773,791
Playtika Holding Corp., Term Loan, 7.028%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		2,115	2,085,361
Pretzel Parent, Inc., Term Loan, 8.663%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		995	995,935
Vue Entertainment International Ltd., Term Loan, 10.759%, (6 mo. EURIBOR + 8.50%), 2.359% cash, 8.40% PIK, 12/31/27	EUR	508	384,432
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	121	141,856
			$ 6,711,399
Financial Services — 0.5%
NCR Atleos LLC, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		555	$ 556,517
Nuvei Technologies Corp., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 11/17/31		522	523,055
Orion U.S. Finco, Inc., Term Loan, 5/20/32(22)		725	729,531
Planet U.S. Buyer LLC, Term Loan, 7.198%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		1,185	1,192,827
Stepstone Group Midco 2 GmbH:
Term Loan, 6.673%, (6 mo. EURIBOR + 4.50%), 4/26/32	EUR	500	578,954
Term Loan, 8.608%, (3 mo. USD Term SOFR + 4.50%), 12/19/31		823	782,819

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Synechron, Inc., Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		871	$ 868,448
Walker & Dunlop, Inc., Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		721	722,277
WEX, Inc., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		821	818,564
			$ 6,772,992
Food Products — 1.3%
Artisan Newco BV, Term Loan, 5.961%, (3 mo. EURIBOR + 4.00%), 4/1/32	EUR	495	$ 584,749
CHG PPC Parent LLC:
Term Loan, 5.413%, (1 mo. EURIBOR + 3.50%), 12/8/28	EUR	2,000	2,361,603
Term Loan, 7.278%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		458	459,368
Del Monte Foods, Inc.:
DIP Loan, 13.774%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		234	225,463
Term Loan, 0.00%, 8/2/28(19)		62	31,879
Term Loan, 0.00%, 8/2/28(19)		55	28,336
Term Loan, 13.75% - 13.774%, (1 mo. USD Term SOFR + 9.50%, 1 mo. USD Term SOFR + 9.60%), 4/2/26		290	241,818
Term Loan - Second Lien, 0.00%, 8/2/28(19)		439	25,228
Froneri Lux Finco SARL:
Term Loan, 4.583%, (6 mo. EURIBOR + 2.50%), 9/30/31	EUR	1,275	1,499,414
Term Loan, 6.197%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		2,096	2,083,308
Golden State Food LLC, Term Loan, 12/4/31(22)		249	250,297
Monogram Food Solutions LLC, Term Loan, 8.278%, (1 mo. USD Term SOFR + 4.00%), 8/28/28		529	532,684
Newly Weds Foods, Inc., Term Loan, 6.386%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		1,197	1,198,748
Nomad Foods Europe Midco Ltd., Term Loan, 4.572%, (6 mo. EURIBOR + 2.50%), 6/24/28	EUR	3,000	3,550,135
Pegasus BidCo BV, Term Loan, 4.953%, (3 mo. EURIBOR + 3.00%), 7/12/29	EUR	940	1,111,058
POP Bidco SAS, Term Loan, 6.583%, (6 mo. EURIBOR + 4.50%), 11/26/31	EUR	500	591,017
United Petfood Finance BV, Term Loan, 4.577%, (6 mo. EURIBOR + 2.50%), 2/26/32	EUR	750	882,422
Valeo F1 Co. Ltd. (Ireland), Term Loan, 6.109%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	500	589,696
			$ 16,247,223
Ground Transportation — 0.1%
Student Transportation of America Holdings, Inc.:
Term Loan, 7.253%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		838	$ 841,176
Term Loan, 7.564%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		60	60,235
			$ 901,411
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 4.663%, (1 mo. EURIBOR + 2.75%), 10/23/28	EUR	1,000	$ 1,182,433
			$ 1,182,433
Health Care Providers & Services — 2.5%
AEA International Holdings (Lux) SARL, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		1,035	$ 1,036,423
CCRR Parent, Inc., Term Loan, 8.71%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		502	170,590
Ceva Sante Animale:
Term Loan, 5.00%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	1,500	1,770,181
Term Loan, 6.976%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		394	395,337
CNT Holdings I Corp., Term Loan, 6.558%, (3 mo. USD Term SOFR + 2.25%), 11/8/32		671	670,931
Concentra Health Services, Inc., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		372	374,055
Electron BidCo, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		1,075	1,077,813
Elsan SAS, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 6/16/31	EUR	1,500	1,765,567
Ensemble RCM LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		2,284	2,293,453
Hanger, Inc.:
Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		1,168	1,171,932
Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(21)		151	151,537
Heartland Dental LLC, Term Loan, 7.913%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		673	672,979
IVC Acquisition Ltd.:
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		1,007	1,012,348
Term Loan, 9.087%, (3 mo. GBP SONIA + 5.00%), 12/12/28	GBP	1,000	1,352,249
MDVIP, Inc., Term Loan, 6.885%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		774	776,958
Mehilainen Yhtiot OYJ, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 8/5/31	EUR	1,000	1,182,269
Midwest Physician Administrative Services LLC, Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		1,299	1,214,146
National Mentor Holdings, Inc.:
Term Loan, 7.852% - 8.013%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR+ 3.75%), 3/2/28		1,989	1,984,233
Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		58	58,171
Pacific Dental Services LLC, Term Loan, 6.643%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		1,185	1,185,134
Phoenix Guarantor, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		1,566	1,568,955
Radnet Management, Inc., Term Loan, 6.448%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		716	717,627
Raven Acquisition Holdings LLC:
Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		1,509	1,510,298

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC: (continued)
Term Loan, 11/19/31(21)		108	$ 108,421
Reverb Buyer, Inc., Term Loan, 7.908%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		1,425	1,096,996
Select Medical Corp., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		968	970,716
Surgery Center Holdings, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 12/19/30		928	930,172
Synlab Bondco PLC:
Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	586,952
Term Loan, 5.694%, (3 mo. EURIBOR + 3.75%), 4/16/31	EUR	125	147,246
TTF Holdings LLC, Term Loan, 7.794%, (6 mo. USD Term SOFR + 3.75%), 7/18/31		866	822,895
U.S. Anesthesia Partners, Inc., Term Loan, 8.645%, (1 mo. USD Term SOFR + 4.25%), 10/1/28		1,463	1,462,570
			$ 30,239,154
Health Care Technology — 0.2%
Imprivata, Inc., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		515	$ 518,075
PointClickCare Technologies, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		647	648,244
Press Ganey Holdings, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 4/30/31		644	642,508
Project Ruby Ultimate Parent Corp., Term Loan, 7.028%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		1,008	1,009,893
			$ 2,818,720
Hotels, Restaurants & Leisure — 1.7%
Betclic Everest Group, Term Loan, 6.093%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	500	$ 592,347
Caesars Entertainment, Inc., Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		2,241	2,238,545
Fertitta Entertainment LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		4,065	4,063,919
Flutter Financing BV, Term Loan, 5.752%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		3,021	3,016,656
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.287%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	1,850	2,192,606
Herschend Entertainment Co. LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		399	400,995
Horizon U.S. Finco LP, Term Loan, 8.808%, (3 mo. USD Term SOFR + 4.50%), 10/31/31		1,039	1,023,036
IRB Holding Corp., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 12/15/27		291	291,440
New Bidco AB, Term Loan, 5.766%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	937	1,108,465
Ontario Gaming GTA LP, Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		1,474	1,441,656
Scientific Games Holdings LP, Term Loan, 5.708%, (3 mo. EURIBOR + 3.75%), 4/4/29	EUR	1,000	1,172,583
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		864	864,779
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Turquoise Topco Ltd., Term Loan, 8/13/32(22)		1,100	$ 1,102,068
Voyager Parent LLC, Term Loan, 8.752%, (3 mo. USD Term SOFR + 4.75%), 7/1/32		875	877,848
Wyndham Hotels & Resorts, Inc., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 5/24/30		760	762,964
			$ 21,149,907
Household Durables — 1.3%
Libbey Glass, Inc., Term Loan, 10.964%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		9,241	$ 8,935,948
Madison Safety & Flow LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 9/26/31		434	435,037
PHRG Intermediate LLC, Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		948	946,834
Serta Simmons Bedding LLC:
Term Loan, 11.616%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		3,593	3,384,082
Term Loan, 11.94%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		391	391,571
Somnigroup International, Inc., Term Loan, 6.37%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		1,475	1,486,057
			$ 15,579,529
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		1,832	$ 1,357,315
			$ 1,357,315
Independent Power and Renewable Electricity Producers — 0.1%
Invenergy Thermal Operating I LLC:
Term Loan, 7.303%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		64	$ 64,676
Term Loan, 7.616%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		896	904,671
			$ 969,347
Industrial Conglomerates — 0.2%
Ammeraal Beltech Holding BV, Term Loan, 7.00%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	942	$ 1,028,461
Rain Carbon GmbH, Term Loan, 7.029%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	901	1,060,268
			$ 2,088,729
Insurance — 1.7%
Alera Group, Inc., Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 5/31/32		1,875	$ 1,884,103
Alliant Holdings Intermediate LLC, Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		1,215	1,212,807
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32		4,217	4,220,049
Broadstreet Partners, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		1,136	1,138,295
Financiere CEP SAS, Term Loan, 5.913%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	1,750	2,067,430

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
HUB International Ltd., Term Loan, 6.575%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		4,499	$ 4,510,496
IMA Financial Group, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		970	972,007
Ryan Specialty Group LLC, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		1,241	1,242,567
Trucordia Insurance Holdings LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		875	878,281
Truist Insurance Holdings LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		276	276,238
USI, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		2,996	2,995,409
			$ 21,397,682
Interactive Media & Services — 0.3%
Aragorn Parent Corp., Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		939	$ 945,994
Foundational Education Group, Inc., Term Loan, 8.528%, (1 mo. USD Term SOFR + 4.25%), 8/31/28		529	472,467
X Corp., Term Loan, 10.958%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		2,184	2,145,959
			$ 3,564,420
IT Services — 1.6%
Asurion LLC:
Term Loan, 7.528%, (1 mo. USD Term SOFR + 3.25%), 7/31/27		1,060	$ 1,060,511
Term Loan, 8.263%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		984	987,586
Term Loan, 8.413%, (1 mo. USD Term SOFR + 4.25%), 9/19/30		2,021	2,016,998
Term Loan - Second Lien, 9.528%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		1,350	1,317,937
Endure Digital, Inc., Term Loan, 7.838%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		2,681	1,943,725
Gainwell Acquisition Corp., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		1,453	1,432,400
Go Daddy Operating Co. LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		145	144,574
Indy U.S. Bidco LLC, Term Loan, 4.913%, (1 mo. EURIBOR + 3.00%), 10/31/30	EUR	500	588,892
Informatica LLC, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		2,581	2,589,442
Iron Mountain, Inc., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		856	857,899
NAB Holdings LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		1,083	1,049,289
Nielsen Consumer, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 10/31/30		1,222	1,220,984
Plano HoldCo, Inc., Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		597	585,060
Rackspace Finance LLC:
Term Loan, 10.54%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		1,445	1,464,873
Term Loan - Second Lien, 7.04%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		859	387,404
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Sedgwick Claims Management Services, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		1,197	$ 1,196,450
Shift4 Payments LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 6/30/32		250	252,188
team.blue Finco SARL, Term Loan, 5.613%, (1 mo. EURIBOR + 3.70%), 9/30/29	EUR	1,000	1,175,518
			$ 20,271,730
Leisure Products — 0.1%
Accell Group NV, Term Loan, 9.083%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	97	$ 73,540
Recess Holdings, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		1,310	1,316,712
Sprint Holdco BV:
Term Loan, 9.083%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	89	30,805
Term Loan - Second Lien, 9.083%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	51	1,914
Sprint MidCo BV:
Term Loan, 0.02%, 6/30/31(23)	EUR	82	1,455
Term Loan - Second Lien, 9.083%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	60	1,412
			$ 1,425,838
Life Sciences Tools & Services — 0.3%
Loire Finco Luxembourg SARL:
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 1/21/30	EUR	1,000	$ 1,179,117
Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/21/30		333	334,241
Normec 1 BV, Term Loan, 5.43%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	1,000	1,180,531
Spectris Plc:
Term Loan, 9/24/32(22)	EUR	1,000	1,179,187
Term Loan, 9/24/32(22)		400	401,250
			$ 4,274,326
Machinery — 2.6%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		498	$ 497,500
American Trailer World Corp., Term Loan, 8.013%, (1 mo. USD Term SOFR + 3.75%), 3/3/28		612	554,051
Apex Tool Group LLC:
Term Loan, 14.458%, (3 mo. USD Term SOFR + 14.46%), 7.50% cash, 6.958% PIK, 2/8/30		2,009	1,496,714
Term Loan - Second Lien, 9.708%, (3 mo. USD Term SOFR + 5.25%), 2/8/29		844	703,929
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32		650	653,659
Cleanova U.S. Holdings LLC, Term Loan, 8.808%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		550	550,000
Conair Holdings LLC, Term Loan, 8.028%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		1,488	946,740
CPM Holdings, Inc., Term Loan, 8.78%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		297	296,748
Cube Industrials Buyer, Inc., Term Loan, 7.582%, (3 mo. USD Term SOFR + 3.25%), 10/17/31		623	626,379

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Delachaux Group SA, Term Loan, 5.276%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	922	$ 1,094,745
EMRLD Borrower LP:
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		1,040	1,036,141
Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		705	704,167
Engineered Machinery Holdings, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	960	1,137,655
Term Loan, 6.00%, (3 mo. EURIBOR + 4.00%), 5/19/28	EUR	1,000	1,182,856
Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 5/19/28		2,572	2,589,633
Filtration Group Corp.:
Term Loan, 5.413%, (1 mo. EURIBOR + 3.50%), 10/21/28	EUR	1,184	1,404,618
Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 10/21/28		724	727,897
Gates Global LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		3,564	3,563,733
Icebox Holdco III, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		821	827,460
INNIO Group Holding GmbH, Term Loan, 4.659%, (1 mo. EURIBOR + 2.75%), 11/2/28	EUR	578	683,447
Roper Industrial Products Investment Co. LLC:
Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 11/22/29	EUR	986	1,168,386
Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		985	987,010
SPX Flow, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		1,017	1,022,501
Terex Corp., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 10/8/31		2,363	2,369,638
TK Elevator Midco GmbH:
Term Loan, 5.333%, (6 mo. EURIBOR + 3.25%), 4/30/30	EUR	1,500	1,771,722
Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30		1,976	1,982,996
Zephyr German BidCo GmbH, Term Loan, 5.098%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	1,500	1,766,579
			$ 32,346,904
Marine Transportation — 0.1%
Boluda Towage SL, Term Loan, 5.413%, (1 mo. EURIBOR + 3.50%), 1/31/30	EUR	1,000	$ 1,184,723
			$ 1,184,723
Media — 0.3%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 12/21/28		245	$ 245,265
Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		622	621,748
Charter Communications Operating LLC, Term Loan, 6.541%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		571	571,098
Emerald X, Inc., Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		224	226,027
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Fleet Midco I Ltd., Term Loan, 6.542%, (6 mo. USD Term SOFR + 2.50%), 2/21/31	656	$ 657,783
Gray Television, Inc., Term Loan, 7.395%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	492	492,802
Hubbard Radio LLC, Term Loan, 8.663%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	538	298,553
		$ 3,113,276
Metals/Mining — 0.2%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(23)	403	$ 399,798
Arsenal AIC Parent LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	431	431,271
Navoi Mining & Metallurgical Co., Term Loan, 9.085%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	51	50,400
PMHC II, Inc., Term Loan, 8.728%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	731	592,077
WireCo WorldGroup, Inc., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	429	421,248
Zekelman Industries, Inc., Term Loan, 6.408%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	1,081	1,083,378
		$ 2,978,172
Oil and Gas Exploration and Production — 0.1%
Staatsolie Maatschappij Suriname NV, Revolving Loan, 4/25/32(21)	1,300	$ 1,300,000
		$ 1,300,000
Oil, Gas & Consumable Fuels — 0.7%
Epic Crude Services LP, Term Loan, 6.828%, (3 mo. USD Term SOFR + 2.50%), 10/15/31	582	$ 583,164
Freeport LNG Investments LLLP, Term Loan, 7.575%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	620	621,184
GIP Pilot Acquisition Partners LP, Term Loan, 6.286%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	471	470,969
Hilcorp Energy I LP, Term Loan, 6.15%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	846	848,215
ITT Holdings LLC, Term Loan, 6.638%, (1 mo. USD Term SOFR + 2.48%), 10/11/30	784	785,555
Matador Bidco SARL, Term Loan, 8.513%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	1,201	1,211,982
Natgasoline LLC, Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	518	525,999
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	1,005	1,006,439
Oxbow Carbon LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	485	485,870
UGI Energy Services LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	1,446	1,455,513
Whitewater Matterhorn Holdings LLC, Term Loan, 6.313%, (3 mo. USD Term SOFR + 2.25%), 6/16/32	500	500,313
		$ 8,495,203

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Passenger Airlines — 0.0%†
WestJet Loyalty LP, Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		493	$ 493,689
			$ 493,689
Personal Products — 0.1%
Rainbow Finco SARL, Term Loan, 5.307%, (6 mo. EURIBOR + 3.25%), 2/23/29	EUR	1,000	$ 1,182,187
			$ 1,182,187
Pharmaceuticals — 0.4%
Amneal Pharmaceuticals LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 8/1/32		550	$ 550,457
Bausch Health Cos., Inc., Term Loan, 10.413%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		848	837,539
Jazz Financing Lux SARL, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		1,006	1,007,822
Nidda Healthcare Holding AG, Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 2/21/30	EUR	750	884,769
Recipharm AB, Term Loan, 5.234%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	1,000	1,173,499
			$ 4,454,086
Professional Services — 2.5%
AAL Delaware Holdco, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		1,466	$ 1,471,197
Amspec Parent LLC:
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		1,037	1,044,371
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31(21)		160	160,914
APFS Staffing Holdings, Inc., Term Loan, 8.413%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		243	215,480
Apleona Holding GmbH:
Term Loan, 7/22/32(22)	EUR	925	1,100,864
Term Loan, 7/22/32(22)	EUR	75	89,259
Beauparc, Term Loan, 5.187%, (6 mo. EURIBOR + 3.15%), 8/24/28	EUR	750	884,395
Camelot U.S. Acquisition LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		2,086	2,075,207
Citrin Cooperman Advisors LLC:
Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		1,268	1,264,422
Term Loan, 4/1/32(21)		82	81,576
CohnReznick LLP:
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 3/31/32		587	589,088
Term Loan, 3/31/32(21)		136	136,705
CoreLogic, Inc., Term Loan, 7.778%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		2,010	2,014,031
Corporation Service Co., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		251	248,736
EAB Global, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		222	216,500
Employbridge Holding Co.:
Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		1,368	890,346
Term Loan - Second Lien, 9.013%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		2,154	380,838
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
First Advantage Holdings LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		2,185	$ 2,137,615
Galaxy Bidco Ltd., Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	1,000	1,185,145
Grant Thornton Advisors LLC:
Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 6/2/31		1,981	1,971,926
Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 6/2/31		1,475	1,474,557
Highspring Holdings LLC, Term Loan, 9.152%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		265	228,671
iSolved, Inc., Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		493	494,631
Mermaid Bidco, Inc.:
Term Loan, 5.744%, (3 mo. EURIBOR + 3.75%), 7/3/31	EUR	1,000	1,186,537
Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		1,043	1,043,646
Neptune Bidco U.S., Inc., Term Loan, 9.429%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		1,857	1,772,754
PHM Group Holding OYJ, Term Loan, 5.461%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	500	589,793
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.269%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	1,826	2,162,208
Tempo Acquisition LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		666	652,555
Trans Union LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		1,233	1,233,413
Turbo EMEA Holdings BV, Term Loan, 9/23/32(22)	EUR	1,000	1,177,279
			$ 30,174,659
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		2,524	$ 2,534,381
Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		1,168	1,172,087
Greystar Real Estate Partners LLC, Term Loan, 6.814%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		588	589,549
			$ 4,296,017
Road & Rail — 0.3%
Avis Budget Car Rental LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		324	$ 322,161
Hertz Corp.:
Term Loan, 8.064%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		712	638,588
Term Loan, 8.07%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		1,007	907,434
Term Loan, 8.07%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		198	178,607
Kenan Advantage Group, Inc., Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		2,150	2,126,312
			$ 4,173,102
Semiconductors & Semiconductor Equipment — 0.2%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(19)		354	$ 139,480

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
MaxLinear, Inc., Term Loan, 6.528%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		286	$ 265,714
MKS Instruments, Inc., Term Loan, 4.396%, (1 mo. EURIBOR + 2.50%), 8/17/29	EUR	1,457	1,722,172
			$ 2,127,366
Software — 5.2%
Applied Systems, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		5,041	$ 5,051,208
Astra Acquisition Corp.:
Term Loan, 0.00%, 2/25/28(19)		607	140,288
Term Loan, 0.00%, 10/25/28(19)		853	10,488
Term Loan, 0.00%, 10/25/29(19)		1,278	35,136
Athena BidCo GmbH, Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 5/31/32	EUR	1,000	1,183,103
Avalara, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 3/26/32		399	399,608
Boost Newco Borrower LLC:
Term Loan, 4.25%, (3 mo. EURIBOR + 2.25%), 1/31/31	EUR	1,489	1,756,629
Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		2,853	2,860,907
Boxer Parent Co., Inc.:
Term Loan, 5.532%, (3 mo. EURIBOR + 3.50%), 7/30/31	EUR	479	565,218
Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		2,952	2,950,418
Cegid Group SAS, Term Loan, 4.776%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	1,000	1,179,528
Central Parent, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		2,235	1,939,274
Cloudera, Inc.:
Term Loan, 8.013%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		2,260	2,229,500
Term Loan - Second Lien, 10.263%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		775	711,063
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(23)		275	283,034
Constant Contact, Inc., Term Loan, 8.579%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		1,689	1,573,723
Cornerstone OnDemand, Inc., Term Loan, 8.028%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		1,303	1,258,176
Dragon Buyer, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		1,414	1,417,629
Drake Software LLC, Term Loan, 8.413%, (1 mo. USD Term SOFR + 4.25%), 6/26/31		1,401	1,402,284
ECI Macola Max Holding LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		1,388	1,389,481
Epicor Software Corp., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		2,303	2,308,089
Fiserv Investment Solutions, Inc., Term Loan, 8.204%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		497	494,537
IGT Holding IV AB, Term Loan, 4.90%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,000	1,177,315
Marcel LUX IV SARL:
Term Loan, 5.561%, (3 mo. EURIBOR + 3.50%), 11/12/30	EUR	1,500	1,776,485
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Marcel LUX IV SARL: (continued)
Term Loan, 7.37%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		1,216	$ 1,218,875
McAfee LLC:
Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 3/1/29	EUR	970	1,121,823
Term Loan, 7.223%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		2,724	2,609,493
Mosel Bidco SE, Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	750	886,684
OceanKey (U.S.) II Corp., Term Loan, 7.763%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		1,571	1,575,019
OID-OL Intermediate I LLC:
Term Loan, 8.708%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		899	757,398
Term Loan, 10.308%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		219	227,388
Open Text Corp., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		835	834,951
Polaris Newco LLC:
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	960	1,055,361
Term Loan, 8.57%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		2,737	2,643,704
Project Boost Purchaser LLC, Term Loan, 7.068%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		1,118	1,116,126
Proofpoint, Inc., Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		2,407	2,419,538
Quartz Acquireco LLC, Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 6/28/30		735	734,390
Questel Unite SAS, Term Loan, 6.00%, (3 mo. EURIBOR + 4.00%), 3/5/32	EUR	500	581,308
RealPage, Inc.:
Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		2,760	2,756,329
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		448	449,738
Rocket Software, Inc., Term Loan, 7.913%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		224	225,186
Sabre GLBL, Inc.:
Term Loan, 8.513%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		95	88,862
Term Loan, 10.263%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		530	501,190
SolarWinds Holdings, Inc., Term Loan, 8.026%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		2,050	2,016,688
UKG, Inc., Term Loan, 6.81%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		4,192	4,192,547
Veritas U.S., Inc., Term Loan, 16.502%, (3 mo. USD Term SOFR + 12.50%), 12.002% cash, 4.50% PIK, 12/9/29		787	801,389
Vision Solutions, Inc., Term Loan, 8.57%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		409	396,343
			$ 63,303,451
Specialty Retail — 1.0%
Applegreen Ireland, Term Loan, 7.026%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	500	$ 595,220
Apro LLC, Term Loan, 7.942%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		594	594,445

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Boels Topholding BV, Term Loan, 4.629%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	862	$ 1,017,396
EG America LLC, Term Loan, 5.804% - 5.937%, (1 mo. USD Term SOFR + 3.88%, 6 mo. USD Term SOFR + 3.88%), 2/7/28	EUR	436	516,160
Great Outdoors Group LLC, Term Loan, 7.413%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		2,335	2,336,704
Harbor Freight Tools USA, Inc., Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		2,327	2,288,578
Homeserve USA Holding Corp., Term Loan, 6.135%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		887	885,485
Les Schwab Tire Centers, Term Loan, 6.663% - 6.699%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		1,584	1,582,298
Speedster Bidco GmbH:
Term Loan, 5.623%, (6 mo. EURIBOR + 3.50%), 12/10/31	EUR	1,000	1,183,672
Term Loan, 7.24%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		846	848,931
			$ 11,848,889
Technology Hardware, Storage & Peripherals — 0.0%†
Poseidon Bidco SASU, Term Loan, 7.00%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	675	$ 372,468
			$ 372,468
Trading Companies & Distributors — 1.4%
CD&R Hydra Buyer, Inc., Term Loan, 8.263%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		837	$ 832,892
Core & Main LP, Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		369	369,398
DXP Enterprises, Inc., Term Loan, 7.913%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		662	666,185
Foundation Building Materials Holding Co. LLC, Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/29/31		1,018	1,021,465
Herc Holdings, Inc., Term Loan, 6.255%, (1 mo. USD Term SOFR + 2.00%), 6/2/32		375	377,297
Kodiak Building Partners, Inc., Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		499	497,099
Paint Intermediate III LLC, Term Loan, 7.242%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		522	522,571
Patagonia Bidco Ltd., Term Loan, 9.467%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	825	998,310
PEARLS (Netherlands) Bidco BV, Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	1,000	1,145,122
Quimper AB, Term Loan, 5.689%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	1,875	2,222,137
Ramudden Global Group GmbH, Term Loan, 5.389%, (1 mo. EURIBOR + 3.50%), 12/10/29	EUR	1,000	1,175,518
Spin Holdco, Inc., Term Loan, 8.393%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		2,239	1,885,322
White Cap Buyer LLC, Term Loan, 7.416%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		3,401	3,405,928
Windsor Holdings III LLC:
Term Loan, 4.646%, (1 mo. EURIBOR + 2.75%), 8/1/30	EUR	500	587,286
Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
Windsor Holdings III LLC: (continued)
Term Loan, 6.916%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	1,127	$ 1,129,823
		$ 16,836,353
Transportation Infrastructure — 0.1%
Brown Group Holding LLC:
Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 7/1/31	217	$ 217,118
Term Loan, 6.913% - 7.058%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 7/1/31	642	643,666
KKR Apple Bidco LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	168	168,650
		$ 1,029,434
Total Senior Floating-Rate Loans (identified cost $523,562,910)		$ 517,415,225

Sovereign Government Bonds — 5.1%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.1%
Albania Government International Bonds:
3.50%, 11/23/31(14)	EUR	200	$ 230,801
4.75%, 2/14/35(14)	EUR	334	396,007
			$ 626,808
Angola — 0.0%†
Angola Government International Bonds:
8.75%, 4/14/32(14)		250	$ 239,439
9.125%, 11/26/49(14)		400	336,026
			$ 575,465
Argentina — 0.2%
Argentina Republic Government International Bonds:
0.75% to 7/9/27, 7/9/30(3)		640	$ 432,960
1.00%, 7/9/29		80	58,344
3.50% to 7/9/29, 7/9/41(3)		400	194,020
4.125% to 7/9/27, 7/9/35(3)		800	419,600
5.00%, 1/9/38		600	339,900
Provincia de Cordoba 9.75%, 7/2/32(1)(14)		436	417,143
			$ 1,861,967
Armenia — 0.0%†
Republic of Armenia International Bonds, 6.75%, 3/12/35(14)		200	$ 204,431
			$ 204,431

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Azerbaijan — 0.0%†
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(14)		240	$ 223,870
			$ 223,870
Bahamas — 0.1%
Bahamas Government International Bonds:
8.25%, 6/24/36(1)		322	$ 348,262
8.95%, 10/15/32(14)		400	445,020
			$ 793,282
Benin — 0.1%
Benin Government International Bonds:
4.875%, 1/19/32(14)	EUR	152	$ 169,928
6.875%, 1/19/52(14)	EUR	369	396,088
7.96%, 2/13/38(14)		200	205,013
8.375%, 1/23/41(14)		200	210,009
			$ 981,038
Bosnia and Herzegovina — 0.0%†
Federation of Bosnia & Herzegovina Eurobond, 5.50%, 7/17/30(14)	EUR	147	$ 178,713
			$ 178,713
Brazil — 0.2%
Brazil Government International Bonds:
3.875%, 6/12/30		800	$ 768,600
4.625%, 1/13/28		500	501,375
5.00%, 1/27/45		800	650,960
6.625%, 3/15/35		400	416,400
			$ 2,337,335
Bulgaria — 0.0%†
Bulgaria Government International Bonds, 5.00%, 3/5/37(14)		120	$ 120,270
			$ 120,270
Cameroon — 0.0%†
Republic of Cameroon International Bonds, 9.50%, 7/31/31(14)		200	$ 192,633
			$ 192,633
Chile — 0.2%
Chile Government International Bonds:
2.55%, 7/27/33		1,200	$ 1,032,780
3.50%, 1/25/50		800	584,280
4.95%, 1/5/36		500	503,025
			$ 2,120,085
Colombia — 0.2%
Colombia Government International Bonds:
7.75%, 11/7/36		700	$ 734,650
8.00%, 11/14/35		1,000	1,075,500
8.375%, 11/7/54		200	212,150
			$ 2,022,300
Security	Principal Amount* (000's omitted)		Value
Costa Rica — 0.0%†
Costa Rica Government International Bonds, 6.55%, 4/3/34(14)		550	$ 590,579
			$ 590,579
Dominican Republic — 0.2%
Dominican Republic International Bonds:
4.50%, 1/30/30(14)		550	$ 540,155
4.875%, 9/23/32(14)		500	478,900
5.30%, 1/21/41(14)		150	135,975
5.95%, 1/25/27(14)		100	101,925
6.85%, 1/27/45(14)		400	415,420
7.45%, 4/30/44(14)		300	329,925
			$ 2,002,300
Ecuador — 0.2%
Ecuador Government International Bonds:
0.00%, 7/31/30(14)		908	$ 698,117
6.90%, 7/31/30(14)		1,085	963,678
6.90%, 7/31/35(14)		633	474,088
			$ 2,135,883
Egypt — 0.2%
Egypt Government International Bonds:
5.625%, 4/16/30(14)	EUR	400	$ 447,612
6.375%, 4/11/31(14)	EUR	400	450,952
7.30%, 9/30/33(14)		200	189,283
7.903%, 2/21/48(14)		481	400,811
8.50%, 1/31/47(14)		478	422,726
8.625%, 2/4/30(14)		314	333,888
			$ 2,245,272
El Salvador — 0.1%
El Salvador Government International Bonds:
7.65%, 6/15/35(14)		100	$ 101,875
8.25%, 4/10/32(14)		230	245,065
9.65%, 11/21/54(1)		252	273,420
			$ 620,360
Ethiopia — 0.1%
Ethiopia International Bonds, 6.625%, 12/11/24(14)(19)		1,374	$ 1,320,758
			$ 1,320,758
Gabon — 0.0%†
Gabon Government International Bonds, 6.625%, 2/6/31(14)		200	$ 161,589
			$ 161,589
Ghana — 0.1%
Ghana Government International Bonds:
5.00% to 7/3/28, 7/3/29(3)(14)		209	$ 203,788
5.00% to 7/3/28, 7/3/35(3)(14)		500	422,933
			$ 626,721

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Guatemala — 0.1%
Guatemala Government Bonds:
3.70%, 10/7/33(14)	200	$ 178,175
5.375%, 4/24/32(14)	330	332,805
6.55%, 2/6/37(14)	400	423,015
		$ 933,995
Honduras — 0.1%
Honduras Government International Bonds, 8.625%, 11/27/34(1)(14)	600	$ 659,250
		$ 659,250
Hungary — 0.2%
Hungary Government International Bonds:
2.125%, 9/22/31(14)	400	$ 344,132
5.50%, 3/26/36(14)	800	807,887
6.25%, 9/22/32(14)	700	751,576
		$ 1,903,595
India — 0.1%
Export-Import Bank of India:
2.25%, 1/13/31(14)	600	$ 537,609
5.50%, 1/18/33(1)	230	241,989
		$ 779,598
Iraq — 0.0%†
Iraq International Bonds, 5.80%, 1/15/28(14)	78	$ 77,785
		$ 77,785
Jamaica — 0.0%†
Jamaica Government International Bonds, 8.00%, 3/15/39	400	$ 487,336
		$ 487,336
Jordan — 0.0%†
Jordan Government International Bonds, 5.85%, 7/7/30(14)	468	$ 467,494
		$ 467,494
Kazakhstan — 0.0%†
Kazakhstan Government International Bonds, 4.714%, 4/9/35(14)	500	$ 497,803
		$ 497,803
Kenya — 0.0%†
Republic of Kenya Government International Bonds:
8.25%, 2/28/48(14)	200	$ 181,668
9.50%, 3/5/36(14)	400	411,296
		$ 592,964
Kuwait — 0.2%
Kuwait International Bonds, 4.652%, 10/9/35	1,000	$ 1,000,000
State of Kuwait, 4.136%, 10/9/30	940	940,000
		$ 1,940,000
Security	Principal Amount* (000's omitted)		Value
Lebanon — 0.1%
Lebanon Government International Bonds:
5.80%, 4/14/20(14)(19)		677	$ 151,834
6.00%, 1/27/23(14)(19)		196	44,103
6.10%, 10/4/22(14)(19)		538	120,885
6.15%, 6/19/20(14)(19)		23	5,189
6.20%, 2/26/25(14)(19)		49	11,068
6.25%, 5/27/22(14)(19)		83	18,665
6.25%, 11/4/24(14)(19)		90	20,314
6.25%, 6/12/25(14)(19)		44	10,061
6.375%, 3/9/49(14)(19)		858	192,943
6.40%, 5/26/23(14)(19)		879	198,874
6.60%, 11/27/26(14)(19)		10	2,256
6.65%, 4/22/24(14)(19)		235	52,931
6.65%, 11/3/28(14)(19)		29	6,581
6.85%, 3/23/27(14)(19)		24	5,399
6.85%, 5/25/29(14)(19)		375	85,050
7.00%, 3/20/28(14)(19)		142	32,238
7.00%, 4/22/31(14)(19)		196	44,332
7.00%, 3/23/32(14)(19)		63	14,369
7.25%, 3/23/37(14)(19)		60	13,610
8.25%, 4/12/21(14)(19)		35	7,889
			$ 1,038,591
Mexico — 0.1%
Mexico Government International Bonds:
4.875%, 5/19/33		1,100	$ 1,066,923
5.00%, 4/27/51		700	576,100
			$ 1,643,023
Mongolia — 0.0%†
Mongolia Government International Bonds, 6.625%, 2/25/30(14)		400	$ 407,102
			$ 407,102
Montenegro — 0.1%
Montenegro Government International Bonds, 4.875%, 4/1/32(14)	EUR	829	$ 979,061
			$ 979,061
Morocco — 0.0%†
Morocco Government International Bonds, 3.00%, 12/15/32(14)		365	$ 323,321
			$ 323,321
Nigeria — 0.1%
Nigeria Government International Bonds:
7.696%, 2/23/38(14)		300	$ 278,699
8.747%, 1/21/31(14)		200	207,683
10.375%, 12/9/34(14)		920	1,024,732
			$ 1,511,114
Oman — 0.2%
Oman Government International Bonds:
5.375%, 3/8/27(14)		200	$ 203,010
6.00%, 8/1/29(14)		400	421,806
6.25%, 1/25/31(14)		483	521,732
6.75%, 1/17/48(14)		230	253,030

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oman (continued)
Oman Government International Bonds: (continued)
7.375%, 10/28/32(14)		650	$ 757,867
			$ 2,157,445
Pakistan — 0.1%
Pakistan Government International Bonds:
6.875%, 12/5/27(14)		200	$ 200,730
7.375%, 4/8/31(14)		400	392,879
			$ 593,609
Panama — 0.2%
Panama Government International Bonds:
4.50%, 4/1/56		907	$ 665,557
6.40%, 2/14/35		400	414,080
6.70%, 1/26/36		378	400,037
7.50%, 3/1/31		480	528,288
			$ 2,007,962
Paraguay — 0.0%†
Paraguay Government International Bonds, 4.95%, 4/28/31(14)		577	$ 584,513
			$ 584,513
Peru — 0.1%
Peru Government International Bonds:
3.00%, 1/15/34		1,200	$ 1,043,400
3.30%, 3/11/41		700	545,300
5.875%, 8/8/54		200	201,300
			$ 1,790,000
Philippines — 0.2%
Philippines Government International Bonds:
4.75%, 3/5/35		600	$ 605,138
5.00%, 7/17/33		900	930,849
5.50%, 1/17/48		500	511,212
			$ 2,047,199
Romania — 0.3%
Romania Government International Bonds:
1.75%, 7/13/30(14)	EUR	57	$ 58,985
2.00%, 4/14/33(14)	EUR	47	43,440
2.625%, 12/2/40(14)	EUR	248	187,647
2.75%, 4/14/41(14)	EUR	45	34,268
2.875%, 4/13/42(14)	EUR	50	37,969
3.375%, 1/28/50(14)	EUR	28	20,724
3.875%, 10/29/35(14)	EUR	361	361,764
4.625%, 4/3/49(14)	EUR	257	234,596
5.125%, 6/15/48(14)		28	22,599
5.625%, 2/22/36(14)	EUR	85	97,350
5.75%, 3/24/35(14)		1,346	1,299,328
5.875%, 7/11/32(14)	EUR	111	133,675
6.00%, 5/25/34(14)		28	27,875
6.00%, 9/24/44(14)	EUR	240	268,869
6.25%, 9/10/34(14)	EUR	58	70,465
6.75%, 7/11/39(14)	EUR	281	337,628
7.50%, 2/10/37(14)		648	696,836
Security	Principal Amount* (000's omitted)		Value
Romania (continued)
Romania Government International Bonds: (continued)
7.625%, 1/17/53(14)		56	$ 59,974
			$ 3,993,992
Senegal — 0.0%†
Senegal Government International Bonds, 5.375%, 6/8/37(14)	EUR	165	$ 127,844
			$ 127,844
Serbia — 0.0%†
Serbia International Bonds, 2.125%, 12/1/30(14)		450	$ 394,246
			$ 394,246
Sri Lanka — 0.1%
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(3)		359	$ 336,854
3.35% to 9/15/27, 3/15/33(1)(3)		470	403,986
3.60% to 12/15/27, 6/15/35(1)(3)		120	87,974
3.60% to 11/15/27, 5/15/36(1)(3)		254	225,259
3.60% to 8/15/27, 2/15/38(1)(3)		360	321,678
4.00%, 4/15/28(1)		338	324,180
			$ 1,699,931
Suriname — 0.1%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)		921	$ 919,115
9.00%, Oil-Linked, 12/31/50(1)(14)		677	798,860
			$ 1,717,975
Trinidad and Tobago — 0.0%†
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(14)		300	$ 306,540
			$ 306,540
Ukraine — 0.3%
Ukraine Government International Bonds:
0.00%, GDP-Linked, 8/1/41(14)(24)		2,600	$ 2,084,108
0.00% to 2/1/27, 2/1/30(3)(14)		17	8,908
0.00% to 2/1/27, 2/1/34(3)(14)		250	104,593
0.00% to 2/1/27, 2/1/35(3)(14)		400	195,659
0.00% to 2/1/27, 2/1/36(3)(14)		300	146,747
4.50% to 2/1/27, 2/1/29(3)(14)		180	124,282
4.50% to 2/1/27, 2/1/34(3)(14)		404	227,923
4.50% to 2/1/27, 2/1/35(3)(14)		466	258,032
4.50% to 2/1/27, 2/1/36(3)(14)		299	163,531
			$ 3,313,783
United Arab Emirates — 0.1%
Abu Dhabi Government International Bonds:
3.125%, 4/16/30(14)		600	$ 583,695
3.875%, 4/16/50(14)		600	492,576
5.00%, 4/30/34(14)		700	743,551
			$ 1,819,822

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Uruguay — 0.1%
Uruguay Government International Bonds:
5.10%, 6/18/50	400	$ 379,700
5.442%, 2/14/37	1,200	1,257,000
		$ 1,636,700
Uzbekistan — 0.1%
National Bank of Uzbekistan, 8.50%, 7/5/29(14)	490	$ 526,956
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(14)	300	301,839
		$ 828,795
Venezuela — 0.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(14)(19)	412	$ 73,789
7.00%, 12/1/18(14)(19)	175	33,486
7.00%, 3/31/38(14)(19)	174	38,558
7.65%, 4/21/25(14)(19)	493	101,854
7.75%, 10/13/19(14)(19)	562	106,255
8.25%, 10/13/24(14)(19)	626	129,290
9.00%, 5/7/23(14)(19)	357	74,643
9.25%, 9/15/27(19)	619	150,943
9.25%, 5/7/28(14)(19)	300	69,480
9.375%, 1/13/34(19)	81	22,283
11.75%, 10/21/26(14)(19)	205	49,649
11.95%, 8/5/31(14)(19)	419	101,134
12.75%, 8/23/22(14)(19)	481	113,781
13.625%, 8/15/18(19)	41	9,742
13.625%, 8/15/49(14)(19)	48	11,405
		$ 1,086,292
Zambia — 0.0%†
Zambia Government International Bonds, 5.75% to 6/30/31, 6/30/33(3)(14)	100	$ 96,230
		$ 96,230
Total Sovereign Government Bonds (identified cost $59,144,994)		$ 62,386,569

Sovereign Loans — 0.3%
Borrower/Description	Principal Amount* (000's omitted)		Value
Argentina — 0.0%†
Provincia De Neuquen, Term Loan, 11.58%, (1 mo. USD Term SOFR + 7.30%), 5/28/27		126	$ 127,657
			$ 127,657
Bahamas — 0.1%
Commonwealth of the Bahamas, Term Loan, 8.887%, (6 mo. EURIBOR + 6.85%), 11/24/28(2)	EUR	578	$ 700,186
			$ 700,186
Borrower/Description	Principal Amount* (000's omitted)	Value
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan, 10.862%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(2)	2,336	$ 2,317,078
		$ 2,317,078
Total Sovereign Loans (identified cost $3,095,214)		$ 3,144,921

U.S. Government Agency Mortgage-Backed Securities — 14.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, 5/1/32	$146	$ 149,682
6.50%, 6/17/28	3	3,126
7.00%, 10/17/27	2	2,223
7.50%, with various maturities to 2035	208	218,653
8.00%, with various maturities to 2030	2	1,721
9.00%, 1/17/31	6	5,910
Federal National Mortgage Association:
4.50%, 7/1/42	2,143	2,145,468
4.543%, (COF + 1.329%), 10/1/36(25)	225	218,881
5.00%, with various maturities to 2040	2,115	2,152,144
5.50%, with various maturities to 2033	197	204,026
6.00%, 5/1/29	38	38,517
6.196%, (6 mo. RFUCCT + 1.563%), 9/1/37(25)	304	311,493
6.353%, (COF + 2.004%), 7/1/32(25)	265	270,287
6.50%, with various maturities to 2031	6	6,857
6.585%, (1 yr. CMT + 2.29), 8/1/36(25)	1,504	1,539,616
7.00%, with various maturities to 2029	73	74,614
7.50%, with various maturities to 2035	354	374,952
8.00%, with various maturities to 2027	4	4,038
8.284%, 9/20/28	1	885
8.463%, 10/15/29	0 (26)	199
8.50%, 12/1/37	55	57,322
9.00%, 2/1/32	26	26,303
Government National Mortgage Association:
4.00%, 9/20/49	209	198,448
4.50%, with various maturities to 2052	2,224	2,173,708
5.00%, 6/20/52	12,481	12,504,943
5.50%, 30-Year, TBA(27)	10,950	11,032,959
5.50%, with various maturities to 2054	18,113	18,421,386
6.00%, with various maturities to 2054	13,185	13,616,427
6.50%, with various maturities to 2054	5,496	5,727,030
7.00%, with various maturities to 2054	66	67,411
7.50%, 8/15/32	247	255,907
8.00%, with various maturities to 2054	578	593,203
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(27)	10,000	8,786,328
5.00%, 30-Year, TBA(27)	30,100	29,854,262
5.50%, 30-Year, TBA(27)	61,250	61,769,189
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $169,986,161)		$ 172,808,118

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.0%
Casino Guichard Perrachon SA, Exp. 4/27/29(11)	32,288	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%†
Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(10)	2,257,600	$ 0
		$ 0
Energy — 0.0%
Enviva LLC, Escrow Certificates(10)(11)	$1,391,000	$ 0
		$ 0
Engineering & Construction — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(1)(10)(11)	$377,752	$ 0
Abengoa Abenewco 2 SA, Escrow Certificates(1)(10)(11)	377,752	0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(10)(11)	$1,186,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(10)(11)	$649,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(10)(11)	1,550,000	0
		$ 0
Surface Transport — 0.0%†
Hertz Corp., Escrow Certificates(11)	$364,000	$ 58,240
		$ 58,240
Total Miscellaneous (identified cost $0)		$ 58,240

Short-Term Investments — 2.3%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(28)	25,384,923	$ 25,384,923
Total Affiliated Fund (identified cost $25,384,923)		$ 25,384,923

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 10/9/25(29)	$164	$ 163,852
0.00%, 10/23/25(29)	167	166,590
0.00%, 10/28/25(29)	169	168,488
0.00%, 11/12/25(29)	2,480	2,468,448
Total U.S. Treasury Obligations (identified cost $2,966,718)		$ 2,967,378
Total Short-Term Investments (identified cost $28,351,641)		$ 28,352,301
Total Investments — 172.0% (identified cost $2,125,390,686)		$ 2,110,531,678
Less Unfunded Loan Commitments — (0.2)%		$ (2,138,862)
Net Investments — 171.8% (identified cost $2,123,251,824)		$ 2,108,392,816
TBA Sale Commitments — (0.7)%
U.S. Government Agency Mortgage-Backed Securities — (0.7)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 3.00%, 30-Year, TBA(27)	$(10,000)	$ (8,934,956)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $8,962,936)		$ (8,934,956)
Total TBA Sale Commitments (proceeds $8,962,936)		$ (8,934,956)
Other Assets, Less Liabilities — (88.7)%		$ (1,088,772,666)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — 17.6%		$ 216,167,586
Net Assets Applicable to Common Shares — 100.0%		$ 1,226,852,780
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $765,919,567 or 62.4% of the Fund's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2025.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

(3)	Step coupon security. Interest rate represents the rate in effect at September 30, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2025.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Includes a non-economic companion Class ELP Certificate with no stated principal amount and zero fair value as of September 30, 2025. Class ELP Certificates are entitled only to the excess liquidation proceeds in the event of the liquidation of the Trust.
(9)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 10).
(10)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(11)	Non-income producing security.
(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(13)	Restricted security (see Note 7).
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of these securities is $83,620,562 or 6.8% of the Fund's net assets applicable to common shares.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	When-issued security.
(17)	Security converts to variable rate after the indicated fixed-rate coupon period.
(18)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(19)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(20)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(21)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At September 30, 2025, the total value of unfunded loan commitments is $2,127,511. See Note 1F for description.
(22)	This Senior Loan will settle after September 30, 2025, at which time the interest rate will be determined.
(23)	Fixed-rate loan.
(24)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(25)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2025.
(26)	Principal amount is less than $500.
(27)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(28)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of September 30, 2025.
(29)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	530,194	USD	625,118	12/17/25	$ 86
EUR	452,727	USD	533,781	12/17/25	74
EUR	79,000	USD	93,144	12/17/25	13
EUR	38,406	USD	45,282	12/17/25	6

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	173,504	EUR	147,157	12/17/25	$ (24)
USD	201,133	EUR	170,591	12/17/25	(28)
USD	533,781	EUR	452,727	12/17/25	(74)
USD	598,482	EUR	507,603	12/17/25	(83)
USD	648,397	EUR	549,938	12/17/25	(89)
USD	778,164	EUR	660,000	12/17/25	(107)
USD	782,017	EUR	663,267	12/17/25	(108)
USD	955,718	EUR	810,593	12/17/25	(132)
USD	1,424,875	EUR	1,208,509	12/17/25	(196)
USD	1,706,161	EUR	1,447,081	12/17/25	(235)
					$(897)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	49,444,285	EUR	42,161,465	Standard Chartered Bank	10/2/25	$ —	$ (55,411)
EUR	424,900	USD	498,484	State Street Bank and Trust Company	10/9/25	585	—
USD	117,736	EUR	100,250	Bank of America, N.A.	10/9/25	—	(14)
EUR	800,000	USD	949,936	HSBC Bank USA, N.A.	10/10/25	—	(10,235)
EUR	163,926	USD	191,249	State Street Bank and Trust Company	10/10/25	1,303	—
USD	130,225	EUR	111,620	State Street Bank and Trust Company	10/10/25	—	(887)
USD	265,178	EUR	227,293	State Street Bank and Trust Company	10/10/25	—	(1,806)
EUR	102,264	USD	119,669	Goldman Sachs International	10/31/25	605	—
EUR	117,036	USD	137,631	Goldman Sachs International	10/31/25	18	—
EUR	154,711	USD	182,546	Goldman Sachs International	10/31/25	—	(587)
EUR	172,406	USD	200,294	State Street Bank and Trust Company	10/31/25	2,477	—
EUR	171,995	USD	201,387	State Street Bank and Trust Company	10/31/25	900	—
EUR	126,761	USD	148,688	State Street Bank and Trust Company	10/31/25	398	—
EUR	6,917	USD	8,042	State Street Bank and Trust Company	10/31/25	93	—
EUR	854,115	USD	1,004,499	State Street Bank and Trust Company	10/31/25	45	—
EUR	7,185	USD	8,408	State Street Bank and Trust Company	10/31/25	43	—
EUR	92,444	USD	108,703	State Street Bank and Trust Company	10/31/25	23	—
EUR	1,915	USD	2,243	State Street Bank and Trust Company	10/31/25	9	—
GBP	220,558	USD	296,426	Australia and New Zealand Banking Group Limited	10/31/25	250	—
GBP	216,102	USD	294,077	Australia and New Zealand Banking Group Limited	10/31/25	—	(3,395)
GBP	92,743	USD	125,337	Bank of America, N.A.	10/31/25	—	(587)
GBP	186,756	USD	251,217	State Street Bank and Trust Company	10/31/25	—	(9)
USD	48,411	EUR	41,600	Citibank, N.A.	10/31/25	—	(516)
USD	228,313	EUR	196,193	Citibank, N.A.	10/31/25	—	(2,434)
USD	163,275	EUR	138,808	Goldman Sachs International	10/31/25	20	—
USD	237,363	EUR	202,130	Goldman Sachs International	10/31/25	—	(366)

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	389,015	EUR	332,080	Goldman Sachs International	10/31/25	$ —	$ (1,551)
USD	179,499	EUR	153,295	HSBC Bank USA, N.A.	10/31/25	—	(795)
USD	120,639	EUR	102,487	State Street Bank and Trust Company	10/31/25	101	—
USD	67,695	EUR	57,757	State Street Bank and Trust Company	10/31/25	—	(234)
USD	499,155	EUR	424,900	State Street Bank and Trust Company	10/31/25	—	(579)
USD	180,862	EUR	154,415	State Street Bank and Trust Company	10/31/25	—	(748)
USD	98,139	EUR	84,160	State Street Bank and Trust Company	10/31/25	—	(844)
USD	257,431	EUR	221,145	State Street Bank and Trust Company	10/31/25	—	(2,663)
USD	1,013,644	EUR	874,667	State Street Bank and Trust Company	10/31/25	—	(15,070)
USD	37,348,911	EUR	32,228,115	State Street Bank and Trust Company	10/31/25	—	(555,277)
USD	171,126	EUR	145,584	The Royal Bank of Scotland PLC	10/31/25	—	(99)
USD	747,218	EUR	650,055	The Royal Bank of Scotland PLC	10/31/25	—	(17,326)
USD	258,889	EUR	219,890	The Toronto-Dominion Bank	10/31/25	271	—
USD	121,997	EUR	103,765	The Toronto-Dominion Bank	10/31/25	—	(44)
USD	139,639	EUR	119,043	The Toronto-Dominion Bank	10/31/25	—	(370)
USD	121,053	EUR	103,297	The Toronto-Dominion Bank	10/31/25	—	(437)
USD	107,005	EUR	91,423	UBS AG	10/31/25	—	(520)
USD	76,716	GBP	57,494	Deutsche Bank AG	10/31/25	—	(620)
USD	8,498,641	GBP	6,355,885	HSBC Bank USA, N.A.	10/31/25	—	(50,755)
USD	272,588	GBP	205,976	Standard Chartered Bank	10/31/25	—	(4,473)
USD	17,374	GBP	12,928	State Street Bank and Trust Company	10/31/25	—	(16)
USD	176,945	GBP	132,731	State Street Bank and Trust Company	10/31/25	—	(1,593)
USD	280,000	GBP	210,865	The Toronto-Dominion Bank	10/31/25	—	(3,637)
USD	49,637,911	EUR	42,161,465	Standard Chartered Bank	11/4/25	39,154	—
USD	10,486,355	EUR	8,932,412	Australia and New Zealand Banking Group Limited	11/28/25	—	(35,595)
USD	8,488,298	EUR	7,228,892	HSBC Bank USA, N.A.	11/28/25	—	(26,987)
USD	10,493,548	EUR	8,932,412	HSBC Bank USA, N.A.	11/28/25	—	(28,401)
USD	12,521,008	EUR	10,665,566	State Street Bank and Trust Company	11/28/25	—	(42,514)
USD	2,615,346	GBP	1,935,974	UBS AG	11/28/25	11,234	—
USD	15,399,425	EUR	13,041,717	Deutsche Bank AG	12/31/25	8,600	—
USD	15,293,831	EUR	12,971,944	Deutsche Bank AG	12/31/25	—	(14,653)
USD	12,829,557	EUR	10,868,097	State Street Bank and Trust Company	12/31/25	3,870	—
						$69,999	$(882,048)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,796	Long	12/31/25	$196,114,782	$ 209,087
U.S. Ultra 10-Year Treasury Note	15	Long	12/19/25	1,726,172	18,090
Euro-Bobl	(17)	Short	12/8/25	(2,351,353)	(1,597)

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
Euro-Bund	(19)	Short	12/8/25	$ (2,868,006)	$ (18,069)
Euro-Buxl	(1)	Short	12/8/25	(134,405)	(3,358)
U.S. 2-Year Treasury Note	(1)	Short	12/31/25	(208,398)	(195)
U.S. 5-Year Treasury Note	(87)	Short	12/31/25	(9,499,992)	(11,011)
U.S. 10-Year Treasury Note	(139)	Short	12/19/25	(15,637,500)	(49,492)
U.S. Long Treasury Bond	(176)	Short	12/19/25	(20,520,500)	(382,168)
U.S. Ultra-Long Treasury Bond	(32)	Short	12/19/25	(3,842,000)	(97,771)
					$(336,484)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$ 158	1.00% (pays quarterly)(1)	3.22%	12/20/28	$ (10,130)	$ 30,940	$ 20,810
Total	$158				$(10,130)	$30,940	$20,810
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(1)	6/20/30	$ 760	$ (1,649)	$ (889)
Total				$760	$(1,649)	$(889)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	Citibank, N.A.	$2,041	1.00% (pays quarterly)(1)	1.11%	12/20/31	$(11,787)	$56,731	$ 44,944
Petroleos Mexicanos	Goldman Sachs International	91	1.00% (pays quarterly)(1)	1.24	6/20/26	(135)	805	670
Petroleos Mexicanos	Goldman Sachs International	173	1.00% (pays quarterly)(1)	1.24	6/20/26	(247)	4,763	4,516
Petroleos Mexicanos	Goldman Sachs International	92	1.00% (pays quarterly)(1)	1.69	6/20/27	(1,035)	2,179	1,144

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Goldman Sachs International	$ 462	1.00% (pays quarterly)(1)	1.69%	6/20/27	$ (5,200)	$ 11,016	$ 5,816
Petroleos Mexicanos	Goldman Sachs International	721	1.00% (pays quarterly)(1)	1.69	6/20/27	(8,114)	15,419	7,305
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	175	1.00% (pays quarterly)(1)	1.66	6/20/27	(1,865)	4,647	2,782
U.S. Single Family Rental	Goldman Sachs International	3,368	7.85% (pays annually)(1)	7.70	3/18/28	52,461	4,117	56,578
Total		$7,123				$ 24,078	$99,677	$123,755
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $7,281,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Statement of Assets and Liabilities (Unaudited)

September 30, 2025
Assets
Unaffiliated investments, at value (identified cost $2,087,570,403)	$ 2,073,541,156
Affiliated investments, at value (identified cost $35,681,421)	34,851,660
Cash	3,994,834
Deposits for forward commitment securities	260,000
Deposits for derivatives collateral:
Futures contracts	2,564,319
Centrally cleared derivatives	498,447
Foreign currency, at value (identified cost $11,774,066)	11,890,834
Interest receivable	19,667,608
Interest and dividends receivable from affiliated investments	147,047
Receivable for investments sold	89,785,859
Receivable for TBA sale commitments	8,962,936
Receivable for variation margin on open futures contracts	101,343
Receivable for open forward foreign currency exchange contracts	69,999
Receivable for open swap contracts	123,755
Tax reclaims receivable	10,829
Trustees' deferred compensation plan	296,923
Prepaid upfront fees on notes payable	134,144
Prepaid expenses	379
Total assets	$2,246,902,072
Liabilities
Notes payable	$ 573,000,000
Payable for investments purchased	13,891,808
Payable for when-issued/delayed delivery/forward commitment securities	202,176,255
TBA sale commitments, at value (proceeds receivable $8,962,936)	8,934,956
Payable for variation margin on open centrally cleared derivatives	5,365
Payable for open forward foreign currency exchange contracts	882,048
Upfront receipts on open OTC swap contracts	99,677
Payable to affiliates:
Investment adviser fee	1,241,265
Trustees' deferred compensation plan	296,923
Accrued expenses	3,353,408
Total liabilities	$ 803,881,705
Auction preferred shares (8,640 shares outstanding) at liquidation value plus cumulative unpaid dividends	$ 216,167,587
Commitments and contingencies (see Note 13)
Net assets applicable to common shares	$1,226,852,780
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 1,162,035
Additional paid-in capital	1,567,961,459
Accumulated loss	(342,270,714)
Net assets applicable to common shares	$1,226,852,780
Common Shares Issued and Outstanding	116,203,460
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 10.56

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2025
Investment Income
Dividend income	$ 1,031,560
Dividend income from affiliated investments	553,482
Interest income (net of foreign taxes withheld of $448)	67,403,888
Interest income from affiliated investments	200,585
Other income	161,688
Total investment income	$ 69,351,203
Expenses
Investment adviser fee	$ 7,519,919
Trustees’ fees and expenses	54,342
Custodian fee	266,107
Transfer and dividend disbursing agent fees	11,368
Legal and accounting services	205,804
Printing and postage	267,171
Interest expense and fees	16,764,929
Preferred shares service fee	113,612
Miscellaneous	147,465
Total expenses	$ 25,350,717
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 18,587
Total expense reductions	$ 18,587
Net expenses	$ 25,332,130
Net investment income	$ 44,019,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (5,618,681)
Investment transactions - affiliated investments	3,169
Futures contracts	999,542
Swap contracts	177,303
Foreign currency transactions	1,108,889
Forward foreign currency exchange contracts	(17,096,513)
Net realized loss	$(20,426,291)
Change in unrealized appreciation (depreciation):
Investments	$ 51,511,112
Investments - affiliated investments	139,547
TBA sale commitments	69,371
Futures contracts	(1,720,498)
Swap contracts	115,901
Foreign currency	94,035
Forward foreign currency exchange contracts	3,712,698
Net change in unrealized appreciation (depreciation)	$ 53,922,166
Net realized and unrealized gain	$ 33,495,875
Distributions to preferred shareholders	$ (7,585,550)
Net increase in net assets from operations	$ 69,929,398

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Statements of Changes in Net Assets

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 44,019,073	$ 91,735,105
Net realized loss	(20,426,291)	(18,718,864)
Net change in unrealized appreciation (depreciation)	53,922,166	26,843,762
Distributions to preferred shareholders	(7,585,550)	(17,245,882)
Net increase in net assets from operations	$ 69,929,398	$ 82,614,121
Distributions to common shareholders	$ (50,897,116)*	$ (79,136,710)
Tax return of capital to common shareholders	$ —	$ (29,606,488)
Net increase (decrease) in net assets	$ 19,032,282	$ (26,129,077)
Net Assets Applicable to Common Shares
At beginning of period	$ 1,207,820,498	$ 1,233,949,575
At end of period	$1,226,852,780	$1,207,820,498
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Statement of Cash Flows (Unaudited)

Six Months Ended
September 30, 2025
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 69,929,398
Distributions to preferred shareholders	7,585,550
Net increase in net assets from operations excluding distributions to preferred shareholders	$ 77,514,948
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,201,491,964)
Investments sold and principal repayments	1,215,565,506
Decrease in short-term investments, net	367,303
Net amortization/accretion of premium (discount)	(512,421)
Amortization of prepaid upfront fees on notes payable	345,638
Decrease in interest receivable	90,692
Increase in interest and dividends receivable from affiliated investments	(48,944)
Increase in receivable for variation margin on open futures contracts	(101,343)
Decrease in receivable for variation margin on open centrally cleared derivatives	12,265
Increase in receivable for open OTC swap contracts	(95,409)
Increase in tax reclaims receivable	(2,584)
Increase in Trustees’ deferred compensation plan	(17,722)
Decrease in prepaid expenses	914
Increase in payable for variation margin on open centrally cleared derivatives	5,365
Decrease in payable for variation margin on open futures contracts	(177,856)
Decrease in payable for open swap contracts	(14,348)
Decrease in upfront receipts on open OTC swap contracts	(178)
Decrease in payable to affiliates for investment adviser fee	(14,208)
Increase in payable to affiliates for Trustees' deferred compensation plan	17,722
Decrease in accrued expenses	(361,836)
Increase in unfunded loan commitments	1,199,787
Net change in unrealized (appreciation) depreciation from investments, including TBA sale commitments	(51,720,030)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts (OTC)	(3,775,146)
Net realized loss from investments	5,615,512
Net cash provided by operating activities	$ 42,401,663
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (50,897,116)
Cash distributions paid to preferred shareholders	(7,609,472)
Proceeds from notes payable	30,000,000
Repayments of notes payable	(10,000,000)
Net cash used in financing activities	$ (38,506,588)
Net increase in cash and restricted cash*	$ 3,895,075
Cash and restricted cash at beginning of period (including foreign currency)	$ 15,313,359
Cash and restricted cash at end of period (including foreign currency)	$ 19,208,434
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 16,820,548
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(75,172).

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

September 30, 2025
Cash	$ 3,994,834
Deposits for derivatives collateral:
Futures contracts	2,564,319
Centrally cleared derivatives	498,447
Deposits for forward commitment securities	260,000
Foreign currency	11,890,834
Total cash and restricted cash as shown on the Statement of Cash Flows	$19,208,434

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period (Common shares)	$ 10.39	$ 10.62	$ 10.51	$ 12.30	$ 13.57	$ 11.75
Income (Loss) From Operations
Net investment income(1)	$ 0.38	$ 0.79	$ 0.80	$ 0.71	$ 0.64	$ 0.76
Net realized and unrealized gain (loss)	0.30	0.07	0.41	(1.21)	(0.71)	2.27
Distributions to preferred shareholders: From net investment income(1)	(0.07)	(0.15)	(0.16)	(0.09)	(0.00) (2)	(0.01)
Total income (loss) from operations	$ 0.61	$ 0.71	$ 1.05	$ (0.59)	$ (0.07)	$ 3.02
Less Distributions to Common Shareholders
From net investment income	$ (0.44)*	$ (0.69)	$ (0.70)	$ (0.72)	$ (0.68)	$ (0.79)
Tax return of capital	—	(0.25)	(0.24)	(0.48)	(0.52)	(0.41)
Total distributions to common shareholders	$ (0.44)	$ (0.94)	$ (0.94)	$ (1.20)	$ (1.20)	$ (1.20)
Net asset value — End of period (Common shares)	$10.56	$10.39	$10.62	$10.51	$12.30	$13.57
Market value — End of period (Common shares)	$10.15	$ 9.98	$ 9.75	$ 9.85	$11.70	$12.63
Total Investment Return on Net Asset Value(3)	6.11% (4)	7.37%	11.73%	(3.98)%	(0.42)%	27.62%
Total Investment Return on Market Value(3)	6.18% (4)	12.33%	9.35%	(5.30)%	1.70%	32.25%

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$1,226,853	$1,207,820	$1,233,950	$1,221,178	$1,429,150	$1,575,692
Ratios (as a percentage of average daily net assets applicable to common shares):(5)(6)†
Expenses excluding interest and fees	1.41% (7)	1.34%	1.27%	1.29%	1.24%	1.33%
Interest and fee expense(8)	2.76% (7)	2.63%	2.09%	1.43%	0.53%	0.58%
Total expenses	4.17% (7)	3.97%	3.36%	2.72%	1.77%	1.91%
Net expenses	4.17% (7)(9)	3.97% (9)	3.36% (9)	2.72% (9)	1.77%	1.91%
Net investment income	7.24% (7)	7.48%	7.66%	6.47%	4.83%	5.73%
Portfolio Turnover	62% (4)(10)	135% (10)	199% (10)	201% (10)	137% (10)	57% (10)
Senior Securities:
Total notes payable outstanding (in 000’s)	$ 573,000	$ 553,000	$ 439,000	$ 314,000	$ 578,000	$ 570,000
Asset coverage per $1,000 of notes payable(11)	$ 3,518	$ 3,575	$ 4,304	$ 5,577	$ 3,846	$ 4,143
Total preferred shares outstanding	8,640	8,640	8,640	8,640	8,640	8,640
Asset coverage per preferred share(12)	$ 63,879	$ 64,272	$ 72,110	$ 82,609	$ 69,999	$ 75,118
Involuntary liquidation preference per preferred share(13)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Approximate market value per preferred share(13)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
(1)	Computed using average common shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(7)	Annualized.
(8)	Interest and fee expense relates to the notes payable, a portion of which was incurred to partially redeem the Fund’s Auction Preferred Shares (see Note 2).
(9)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended September 30, 2025 and the year ended March 31, 2025 and less than 0.01% of average daily net assets for the years ended March 31, 2024 and 2023).
(10)	Includes the effect of To-Be-Announced (TBA) transactions.
(11)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.
(12)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 256%, 257%, 288%, 330%, 280% and 300% at September 30, 2025 and March 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(13)	Plus accumulated and unpaid dividends.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Expenses excluding interest and fees	0.86%	0.85%	0.87%	0.85%	0.83%	0.88%
Interest and fee expense	1.67%	1.66%	1.43%	0.94%	0.36%	0.38%
Total expenses	2.53%	2.51%	2.30%	1.79%	1.19%	1.26%
Net investment income	4.39%	4.73%	5.23%	4.24%	3.25%	3.79%

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of September 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At September 30, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 11. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
N  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
O  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
P  Interim Financial Statements—The interim financial statements relating to September 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Auction Preferred Shares
The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 160% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.
The number of APS issued and outstanding at September 30, 2025 are as follows:
APS Issued and Outstanding
Series A	1,728
Series B	1,728
Series C	1,728
Series D	1,728
Series E	1,728
The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Distributions to Shareholders and Income Tax Information
The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at September 30, 2025, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:
	APS Dividend Rates at September 30, 2025	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)
Series A	6.55%	$1,516,405	6.91%	6.34-6.99
Series B	6.66	1,518,771	6.92	6.66-7.00
Series C	6.66	1,518,428	6.91	6.66-6.99
Series D	6.66	1,515,389	6.90	6.50-6.99
Series E	6.58	1,516,557	6.91	6.50-6.99
Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund's APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of September 30, 2025.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
Distributions in any year may include a return of capital component. For the six months ended September 30, 2025, the amount of distributions estimated to be a tax return of capital was approximately $12,999,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At March 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $294,270,770 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2025, $47,880,122 are short-term and $246,390,648 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and TBA sale commitments, of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,116,322,494
Gross unrealized appreciation	$ 59,184,116
Gross unrealized depreciation	(77,054,504)
Net unrealized depreciation	$ (17,870,388)
4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets are calculated by deducting accrued liabilities of the Fund except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund, and the amount of any outstanding preferred shares issued by the Fund. Accrued liabilities are expenses incurred in the normal course of operations. For the six months ended September 30, 2025, the investment adviser fee amounted to $7,519,919. EVM also serves as administrator of the Fund, but receives no compensation.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended September 30, 2025, the investment adviser fee paid was reduced by $18,587 relating to the Fund’s investment in the Liquidity Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended September 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 270,855,433	$ 290,314,322
U.S. Government and Agency Securities	1,011,816,452	1,007,245,810
	$1,282,671,885	$1,297,560,132
6  Common Shares of Beneficial Interest
The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended September 30, 2025 and the year ended March 31, 2025.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended September 30, 2025 and the year ended March 31, 2025.
7  Restricted Securities
At September 30, 2025, the Fund owned the following security (representing 0.1% of net assets applicable to common shares) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	44,272	$ 265,851	$ 774,760
Total Restricted Securities			$265,851	$774,760
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2025 is included in the Portfolio of Investments. At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund entered into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund engaged in forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilized interest rate futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $910,431. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $421,999 at September 30, 2025.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ 760(1)	$ 179(1)	$ 227,177(1)	$ 228,116
Receivable for open forward foreign currency exchange contracts	—	69,999	—	69,999
Receivable for open swap contracts	52,461	—	—	52,461
Total Asset Derivatives	$ 53,221	$ 70,178	$ 227,177	$ 350,576
Derivatives not subject to master netting or similar agreements	$ 760	$ 179	$ 227,177	$ 228,116
Total Asset Derivatives subject to master netting or similar agreements	$ 52,461	$ 69,999	$ —	$ 122,460
Accumulated loss	$ (10,130)(1)	$ (1,076)(1)	$ (563,661)(1)	$ (574,867)
Payable for open forward foreign currency exchange contracts	—	(882,048)	—	(882,048)
Upfront receipts on open OTC swap contracts	(28,383)	—	—	(28,383)
Total Liability Derivatives	$(38,513)	$(883,124)	$(563,661)	$(1,485,298)
Derivatives not subject to master netting or similar agreements	$(10,130)	$ (1,076)	$(563,661)	$ (574,867)
Total Liability Derivatives subject to master netting or similar agreements	$(28,383)	$(882,048)	$ —	$ (910,431)
(1)	For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Australia and New Zealand Banking Group Limited	$ 250	$ (250)	$ —	$ —	$ —
Deutsche Bank AG	8,600	(8,600)	—	—	—
Goldman Sachs International	53,104	(17,235)	—	—	35,869
Standard Chartered Bank	39,154	(39,154)	—	—	—
State Street Bank and Trust Company	9,847	(9,847)	—	—	—
The Toronto-Dominion Bank	271	(271)	—	—	—
UBS AG	11,234	(520)	—	—	10,714
	$122,460	$(75,877)	$ —	$ —	$46,583

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Australia and New Zealand Banking Group Limited	$ (38,990)	$ 250	$ —	$ —	$ (38,740)
Bank of America, N.A.	(601)	—	—	—	(601)
Citibank, N.A.	(14,737)	—	—	—	(14,737)
Deutsche Bank AG	(15,273)	8,600	—	—	(6,673)
Goldman Sachs International	(17,235)	17,235	—	—	—
HSBC Bank USA, N.A.	(117,173)	—	—	—	(117,173)
JPMorgan Chase Bank, N.A.	(1,865)	—	—	—	(1,865)
Standard Chartered Bank	(59,884)	39,154	—	—	(20,730)
State Street Bank and Trust Company	(622,240)	9,847	421,999	—	(190,394)
The Royal Bank of Scotland PLC	(17,425)	—	—	—	(17,425)
The Toronto-Dominion Bank	(4,488)	271	—	—	(4,217)
UBS AG	(520)	520	—	—	—
	$(910,431)	$75,877	$421,999	$ —	$(412,555)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended September 30, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ 999,542	$ 999,542
Swap contracts	177,303	—	—	177,303
Forward foreign currency exchange contracts	—	(17,096,513)	—	(17,096,513)
Total	$177,303	$(17,096,513)	$ 999,542	$(15,919,668)
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$ (1,720,498)	$ (1,720,498)
Swap contracts	115,901	—	—	115,901
Forward foreign currency exchange contracts	—	3,712,698	—	3,712,698
Total	$115,901	$ 3,712,698	$(1,720,498)	$ 2,108,101

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended September 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Swap Contracts
$195,952,000	$169,453,000	$242,068,000	$6,219,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
9  Credit Agreement
The Fund has entered into a Credit Agreement, as amended (the Agreement) with major financial institutions to borrow up to $625 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above either the Secured Overnight Financing Rate (SOFR) or the Federal Funds rate and is payable monthly. Under the terms of the Agreement, in effect through December 11, 2025, the Fund pays a facility fee of 0.25% per annum on the borrowing limit. In connection with the renewal of the Agreement on December 14, 2023, the Fund paid an upfront fee of $1,375,000 which is being amortized to interest expense over a period of two years through December 2025. The unamortized balance at September 30, 2025 is approximately $134,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2025, the Fund had borrowings outstanding under the Agreement of $573,000,000 at an annual interest rate of 5.37%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at September 30, 2025 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2025. Facility fees for the six months ended September 30, 2025 totaled $794,271 and are included in interest expense and fees on the Statement of Operations. For the six months ended September 30, 2025, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $572,234,973 and 5.37%, respectively.
10  Affiliated Investments
At September 30, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $34,851,660, which represents 2.9% of the Fund's net assets applicable to common shares. Transactions in such investments by the Fund for the six months ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.225%, 6/15/47	$ 38,658	$ —	$ (38,892)	$ 3,169	$ (2,941)	$ —	$ 13	$ —
Series 2015-C23, Class D, 4.297%, 7/15/50	2,572,543	—	—	—	19,137	2,598,838	64,081	$2,670,000
Series 2016-C29, Class D, 3.00%, 5/15/49	2,922,877	—	—	—	(207,637)	2,725,706	64,127	$3,577,365
Series 2016-C32, Class D, 3.396%, 12/15/49	1,221,020	—	—	—	96,264	1,324,681	34,565	$1,600,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,565,511	—	—	—	234,724	2,817,512	37,799	$4,488,667

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Short-Term Investments
Liquidity Fund	$24,737,696	$344,373,081	$(343,725,854)	$ —	$ —	$ 25,384,923	$ 553,482	25,384,923
Total				$3,169	$ 139,547	$34,851,660	$754,067
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 118,051,269	$ —	$ 118,051,269
Closed-End Funds	20,791,500	—	—	20,791,500
Collateralized Mortgage Obligations	—	462,896,260	—	462,896,260
Commercial Mortgage-Backed Securities	—	83,902,903	0	83,902,903
Common Stocks	93,132	10,288,867	1,023,161	11,405,160
Convertible Bonds	—	2,214,341	—	2,214,341
Corporate Bonds	—	626,174,443	0	626,174,443
Preferred Stocks	—	401,660	528,768	930,428
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	514,503,529	772,834	515,276,363
Sovereign Government Bonds	—	62,386,569	—	62,386,569
Sovereign Loans	—	3,144,921	—	3,144,921
U.S. Government Agency Mortgage-Backed Securities	—	172,808,118	—	172,808,118
Warrants	—	0	—	0
Miscellaneous	—	58,240	0	58,240
Short-Term Investments:
Affiliated Fund	25,384,923	—	—	25,384,923
U.S. Treasury Obligations	—	2,967,378	—	2,967,378
Total Investments	$ 46,269,555	$ 2,059,798,498	$ 2,324,763	$ 2,108,392,816
Forward Foreign Currency Exchange Contracts	$ —	$ 70,178	$ —	$ 70,178
Futures Contracts	227,177	—	—	227,177
Swap Contracts	—	53,221	—	53,221
Total	$ 46,496,732	$ 2,059,921,897	$ 2,324,763	$ 2,108,743,392

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
TBA Sale Commitments	$ —	$ (8,934,956)	$ —	$ (8,934,956)
Forward Foreign Currency Exchange Contracts	—	(883,124)	—	(883,124)
Futures Contracts	(563,661)	—	—	(563,661)
Swap Contracts	—	(38,513)	—	(38,513)
Total	$ (563,661)	$ (9,856,593)	$ —	$ (10,420,254)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2025 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
13  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Fund. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Fund and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. A trial is scheduled to begin in February 2026. At this time, the Fund cannot reliably predict the outcome of these proceedings or the effect, if any, on the Fund's net asset value.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Limited Duration Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Morgan Stanley Investment Management Limited (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk in the context of investment grade and below investment grade investments. The Board considered the Adviser’s ability to implement the Fund’s investment strategy, including, with respect to the component of the Fund invested in below investment grade investments and bank loans, the Adviser’s deep and broad experience with investing in high-yield bonds and senior secured floating rate loans. The Board also considered, among other things, the Adviser’s experience investing in mortgage-backed securities and other investment grade instruments. With respect to the Sub-adviser, the Board considered the expertise of Sub-adviser’s investment professionals with respect to global markets and in-house research capabilities. The Board considered the international investment capabilities of the Sub-adviser, which has its principal office in London, and the benefits to the Fund of having portfolio management services involving investments in international securities provided by investment professionals located abroad. As part of its evaluation, the Board considered the resources available to investment professionals of the Adviser and the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index and lower than its custom benchmark index for the three-year period. After considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peer group in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

Eaton Vance
Limited Duration Income Fund
September 30, 2025
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
Scott E. Wennerholm Chairperson
Alan C. Bowser
Cynthia E. Frost
George J. Gorman
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7731    9.30.25

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	November 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 24, 2025